                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A
                                                                File No. 2-70164
                                                               File No. 811-3120

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

     Pre-Effective Amendment No.
                                 --------------

     Post-Effective Amendment No.       27                                 [X]
                                  -------------

                                       AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

     Amendment No.      27
                   ------------


                       DELAWARE GROUP TAX-FREE MONEY FUND
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

One Commerce Square, Philadelphia, Pennsylvania                  19103
--------------------------------------------------------------------------------
    (Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:         (800) 523-1918
                                                            --------------

   Richelle S. Maestro, Esquire, One Commerce Square, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                        June 29, 2001

It is proposed that this filing will become effective:

                 _______  immediately upon filing pursuant to paragraph (b)

                 ___X___  on June 29,2001 pursuant to paragraph (b)

                 _______  60 days after filing pursuant to paragraph (a)(1)

                 _______  on (date) pursuant to paragraph (a)(1)

                 _______  75 days after filing pursuant to paragraph (a)(2)

                 _______  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate:
                 _______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 27 to Registration File No. 2-70164 includes the following:


               1.     Facing Page

               2.     Contents Page

               3.     Part A - Prospectus

               4.     Part B - Statement of Additional Information

               5.     Part C - Other Information

               6.     Signatures

Delaware
Investments(SM)
-------------------------------------
A member of Lincol Financial Group(R)


Delaware Tax-Free
Money Fund

Class A
Consultant Class

Prospectus June 29, 2001

Money Market Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

 .................................................................
Fund profile                                               page 2
Delaware Tax-Free Money Fund                                    2
 .................................................................
How we manage the Fund                                     page 4
Our investment strategies                                       4
The securities we typically invest in                           5
The risks of investing in the Fund                              7
 .................................................................
Who manages the Fund                                       page 8
Investment manager                                              8
Fund administration (Who's who)                                 9
 .................................................................
About your account                                        page 10
Investing in the Fund                                          10
How to buy shares                                              11
How to redeem shares                                           12
Account minimums                                               14
Special services                                               14
Dividends, distributions and taxes                             17
 .................................................................
Financial highlights                                      page 18

Profile: Delaware Tax-Free Money Fund

What is the Fund's goal?
Delaware Tax-Free Money Fund seeks a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity. Although the Fund will strive to meet its goal, there is no assurance that it will.

Who should invest in the Fund

o  Investors with short-term financial goals who seek current income.
o Investors in higher tax brackets who want income exempt from federal income taxes.
o Investors who do not want an investment whose value may fluctuate over the short term.
o Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio.

Who should not invest in the Fund

o  Investors with long-term financial goals.
o  Investors looking for relatively high current income.

What are the Fund's main investment strategies? Delaware Tax-Free Money Fund invests primarily in short-term municipal money market securities.

Delaware Tax-Free Money Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

We maintain a dollar-weighted average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months).

What are the main risks of investing in the Fund? Delaware Tax-Free Money Fund will be affected primarily by declines in interest rates that would reduce the income provided by the Fund. The Fund may invest up to 20% of its net assets in taxable securities, including securities that are subject to the federal alternative minimum tax. If the Fund does so, any income from those securities may be subject to federal income taxes.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page 7.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Tax-Free Money Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as average annual returns for Class A and Consultant Class shares for one-year, five-year and ten-year periods. The Fund's past performance does not necessarily indicate how it will perform in the future.

As of March 31, 2001, the Fund's Class A had a year-to-date return of 0.60%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 1.04% for the quarter ended March 31, 1991 and its lowest quarterly return was 0.37% for the quarter ended March 31, 1994.

                                                           Year-by-year total return (Class A)

3.91%     2.45%     1.62%     2.09%     3.11%     2.75%     2.91%     2.50%     2.37%     3.17%
----------------------------------------------------------------------------------------------
1991      1992      1993      1994      1995      1996      1997      1998      1999      2000

--------------------------------------------------------------------------------
                              Average annual returns for periods ending 12/31/00

                                                          Class A    Consultant
                                                                          Class
--------------------------------------------------------------------------------
1 year                                                      3.17%       3.17%
5 years                                                     2.74%       2.74%
10 years                                                    2.68%       2.68%

Investors interested in obtaining the 7-day yield for the classes can call 800.523.1918.

                                                                                                       Class A  Consultant
What are the Fund's fees and expenses?                                                                               Class
--------------------------------------------------------------------------------------------------------------------------
Shareholder fees are paid directly from      Maximum sales charge (load) imposed on
your investment.                                purchases as a percentage of offering price               none        none
                                             Maximum sales charge (load) imposed on
                                                reinvested dividends                                      none        none
                                             Redemption fees                                              none        none
                                             Exchange fees(1)                                             none        none
--------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted  Management fees                                             0.45%       0.45%
from the Fund's assets.                      Distribution and service (12b-1) fees                        none        none(2)
                                             Other expenses                                              0.60%       0.60%
                                             Total operating expenses                                    1.05%       1.05%

                                                                                                       Class A  Consultant
                                                                                                                     Class
--------------------------------------------------------------------------------------------------------------------------
This example is intended to help you         1 year                                                       $107        $107
compare the cost of investing in the         3 years                                                      $334        $334
Fund to the cost of investing in             5 years                                                      $579        $579
other mutual funds with similar              10 years                                                   $1,283      $1,283
investment objectives. We show the
cumulative amount of Fund expenses on
a hypothetical investment of $10,000
with an annual 5% return over the
time shown.3 This is an example only,
and does not represent future
expenses, which may be greater or
less than those shown here.

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A sales charge may apply if you exchange your shares into a fund that has a sales charge.
(2) Consultant Class shares are subject to a Rule 12b-1 distribution plan; however, the Board of Trustees of the Fund suspended 12b-1 plan payments effective June 1, 1990.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Fund

Our investment strategies

Under normal circumstances, we invest at least 80% of the Fund's assets in municipal money market securities issued by states, U.S. territories and possessions, and the District of Columbia, as well as their political subdivisions and other entities. We may hold the following types of securities: municipal bonds and notes, tax-free commercial paper, short-term tax-free notes, construction loan notes, project notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes and pre-refunded obligations. Generally, interest from these securities is fully exempt from federal income tax. The Fund may also invest in U.S. government securities and other taxable securities to a limited extent. Income from these is not exempt from federal income tax. We may also hold a portion of the Fund's assets in variable or floating rate demand notes. Please see "The securities we typically invest in" for further information.

The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. We would notify shareholders before any change in the objective became effective.

Credit quality

When we purchase a security, the security or its issuer must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations. (If a security is rated by only one agency, it must receive one of the two highest ratings from that agency.) We may invest in securities that have not been rated, if we determine that the security's credit quality is comparable to one of the two highest rating categories. We will not invest more than 5% of the Fund's assets in securities rated in the second highest category.

Average maturity

We maintain a dollar-weighted average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months).

We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

How to use
this glossary

This glossary includes
definitions of investment
terms used throughout the         Glossary A-B   Alternative minimum tax        Amortized cost
prospectus. If you would like                    ------------------------------------------------------------------------------
to know the meaning of an                        A federal tax designed to      Amortized cost is a method used to value a
investment term that is not                      ensure that individuals and    fixed-income security that starts with the face
explained in the text please                     corporations with large        value of the security and then adds or subtracts
check the glossary.                              incomes owe at least some      from that value depending on whether the purchase
                                                 income tax.                    price was greater or less than the value of the
                                                                                security at maturity. The amount greater or less
                                                                                than the par value is divided equally over the
                                                                                time remaining until maturity.

The securities we typically invest in

----------------------------------------------------------------------------------------------------------------------------------
                    Securities                                                         How we use them
----------------------------------------------------------------------------------------------------------------------------------
General obligation bonds: Municipal bonds on which            We may invest in general obligation bonds rated in one of the two
the payment of principal and interest is secured              highest rating categories, with a remaining maturity of 397 days or
by the issuer's pledge of its full faith, credit              less.
and taxing power.
----------------------------------------------------------------------------------------------------------------------------------
Revenue bonds: Municipal bonds on which principal             We may invest in revenue obligation bonds rated in one of the two
and interest payments are made from revenues                  highest rating categories, with a remaining maturity of 397 days or
derived from a particular facility or class of                less.
facilities.
----------------------------------------------------------------------------------------------------------------------------------
Private activity or private placement bonds:                  We may invest up to 20% of the Fund's assets in bonds whose income is
Municipal bond issues whose proceeds are used to              subject to the federal alternative minimum tax. This means that a
finance certain non-government activities,                    portion of the Fund's distributions could be subject to the federal
including some types of industrial revenue bonds              alternative minimum tax that applies to certain taxpayers.
such as privately-owned sports and convention
facilities. The Tax Reform Act of 1986 subjects               We may invest in private activity or private placement bonds rated in
interest income from these bonds to the federal               one of the two highest rating categories, with a remaining maturity of
alternative minimum tax and makes the tax-exempt              397 days or less.
status of certain bonds dependent on the issuer's
compliance with specific requirements after the               The 20% limit applies to the combined holdings of taxable securities
bonds are issued.                                             and securities subject to the federal alternative minimum tax.
----------------------------------------------------------------------------------------------------------------------------------
Anticipation notes: Short-term municipal                      We may invest without limit in anticipation notes rated in one of the
obligations to be repaid from an anticipated                  two highest rating categories, with a remaining maturity of 397 days
income source such as tax payments, revenue from a            or less.
facility or money from an upcoming bond issue.
----------------------------------------------------------------------------------------------------------------------------------
Variable and floating rate demand notes:                      We may invest in variable and floating rate demand notes that meet the
Securities whose interest rate is tied to a money             Fund's quality standards. In most cases, these will be municipal
market rate, usually the Prime Rate, and therefore            securities. We may invest in variable and floating rate demand notes
changes each time the base rate changes.                      with a maturity longer than 397 days if the security has a demand feature that allows us to tender it back to the issuer prior to the
These securities may be backed by a letter of                 stated maturity. If a security is guaranteed by another entity, we
credit or other guarantee.                                    will generally consider the rating of that entity when evaluating that security.

                                                              Please see the Fund's Statement of Additional Information for further explanation of demand features.
----------------------------------------------------------------------------------------------------------------------------------
Tax-free commercial paper: Short-term debt                    We may invest without limit in tax-free commercial paper that meets
obligations issued by companies.                              the Fund's quality and maturity standards.
----------------------------------------------------------------------------------------------------------------------------------
Taxable securities: May include commercial paper,             We may invest up to 20% of the Fund's assets in issues that are not
corporate notes, certificates of deposit and                  exempt from federal income tax.
obligations of the U.S. government, its agencies
or instrumentalities, asset-backed securities,                The 20% limit applies to the combined holdings of taxable securities
when-issued securities and repurchase agreements.             and securities subject to the federal alternative minimum tax.
----------------------------------------------------------------------------------------------------------------------------------

Average maturity              Bond                                          Bond ratings
----------------------------------------------------------------------------------------------------------------------------------
An average of when the        A debt security, like an IOU, issued by       Independent evaluations of
individual bonds and other    a company, municipality or government         creditworthiness, ranging from Aaa/AAA
debt securities held in a     agency. In return for lending money to        (highest quality) to D (lowest quality).
portfolio will mature.        the issuer, a bond buyer generally            Bonds rated Baa/BBB or better are
                              receives fixed periodic interest              considered investment grade. Bonds rated
                              payments and repayment of the loan            Ba/BB or lower are commonly known as
                              amount on a specified maturity date. A        junk bonds. See also Nationally
                              bond's price changes prior to maturity        recognized statistical ratings
                              and is inversely related to current           organization.
                              interest rates. When interest rates
                              rise, bond prices fall, and when
                              interest rates fall, bond prices rise.

                                                                               5

----------------------------------------------------------------------------------------------------------------------------------
                    Securities                                                         How we use them
----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a                 We may use repurchase agreements as a short-term investment for the
buyer of securities, such as the Fund, and a                  Fund's cash position. In order to enter into these repurchase
seller of securities in which the seller agrees to            agreements, the Fund must have collateral of at least 102% of the
buy the securities back within a specified time at            repurchase price. The Fund will only enter into repurchase agreements
the same price the buyer paid for them, plus an               in which the collateral is comprised of U.S. government securities.
amount equal to an agreed upon interest rate.
                                                              Earnings on repurchase agreements are not tax-exempt and are subject to the 20% limit on taxable securities and securities subject to the federal alternative minimum tax.

----------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities            We may invest in privately placed securities including those that are
whose resale is restricted under securities law.              eligible for resale only among certain institutional buyers without registration which are commonly known as "Rule 144A Securities."

                                                              We may invest up to 20% of the Fund's assets in issues that are not exempt from federal income tax.

                                                              The 20% limit applies to the combined holdings of taxable securities and securities subject to the federal alternative minimum tax.
----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a            We may not invest more than 10% of total assets in illiquid
ready market, and cannot be easily sold within                securities.
seven days at approximately the price that the
Fund has valued them.
----------------------------------------------------------------------------------------------------------------------------------

Please see the Statement of Additional Information for additional descriptions on securities listed in the table above.

Purchasing securities on a when-issued basis The Fund may buy or sell securities on a when-issued basis; that is, paying for securities before delivery and taking delivery up to 45 days later. Between the purchase of the securities and our receipt of them, the securities do not pay interest, but the market value may fluctuate, potentially affecting the Fund's net asset value. The Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily.

Borrowing from banks The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of 5% of the value of its net assets.


                                                                                                    Consumer Price
C-D   Capital       Capital appreciation      Commission                    Compounding             Index (CPI)
      ----------------------------------------------------------------------------------------------------------------------------
      The amount    An increase in the        The fee an investor pays      Earnings on an          Measurement of U.S.
      of money      value of an investment.   to a financial adviser for    investment's            inflation; represents
      you invest.                             investment advice and         previous earnings.      the price of a basket
                                              help in buying or selling                             of commonly
                                              mutual funds, stocks,                                 purchased goods.
                                              bonds or other securities.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose money. Before you invest in the Fund, you should carefully evaluate the risks. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks.

-----------------------------------------------------------------------------------------------------------------------------------
                         Risks                                                  How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities,               Because the Fund invests exclusively in short-term securities,
particularly bonds with longer maturities, will               interest rate changes are not a major risk to the value of its
decrease in value if interest rates rise.                     portfolio. However, a decline in interest rates would reduce the level of income provided by the Fund.
------------------------------------------------------------------------------------------------------------------------------------
Inflation risk is the risk that the return from               The Fund is designed for short-term investment goals and therefore may
your investments will be less than the increase in            not outpace inflation over longer time periods. For this reason, the
the cost of living due to inflation, thus                     Fund is not recommended as a primary investment for people with
preventing you from reaching your financial goals.            long-term goals.
------------------------------------------------------------------------------------------------------------------------------------
Credit risk is the risk that a bond's issuer (or              We limit our investments to those that the Board of Trustees considers
an entity that insures the bond) will be unable to            to be of high quality with minimal credit risks, typically those rated
make timely payments of interest and principal.               in the two highest categories by a nationally recognized statistical rating organization. All investments must also meet the maturity, quality and diversification standards that apply to tax-exempt money market funds. Therefore, the Fund's investments are generally not subject to significant credit risk.

                                                              We also maintain a diversified portfolio. We may not invest more than
                                                              25% of the Fund's assets in governmental subdivisions located in any one state, territory or U.S. possession. (We may invest up to 25% of the Fund's assets in short-term tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality.) Our goal is to minimize the effect that any one security may have on the Fund's performance and share price.

------------------------------------------------------------------------------------------------------------------------------------
Counterparty risk is the risk that the Fund may               We try to minimize this risk by considering the creditworthiness of
lose money because a party that we contract with              all parties before we enter into transactions with them. The Fund will
to buy or sell securities fails to fulfill its                hold collateral from counterparties consistent with applicable
side of the agreement.                                        regulations.
------------------------------------------------------------------------------------------------------------------------------------

Contingent deferred sales
charge (CDSC)                Corporate bond      Cost basis             Diversification          Dividend distribution
------------------------------------------------------------------------------------------------------------------------------------
Fee charged by some          A debt security     The original           The process of           Payments to mutual
mutual funds when            issued by a         purchase price of an   spreading                fund shareholders of
shares are redeemed          corporation. See    investment, used in    investments among a      dividends passed
(sold back to the            Bond.               determining capital    number of different      along from the
fund) within a set                               gains and losses.      securities, asset        fund's portfolio of
number of years; an                                                     classes or               securities.
alternative method                                                      investment styles to
for investors to                                                        reduce the risks of
compensate a                                                            investing.
financial adviser
for advice and
service, rather than
an up-front
commission.

Who manages the Fund

Investment
manager

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, the manager was paid 0.45% of average daily net assets for the last fiscal year.

E-L  Expense ratio                     Financial adviser
     ---------------------------------------------------------------------------
     A mutual fund's total             Financial professional (e.g.,
     operating expenses, expressed     broker, banker, accountant,
     as a percentage of its total      planner or insurance agent)
     net assets. Operating expenses    who analyzes clients' finances
     are the costs of running a        and prepares personalized
     mutual fund, including            programs to meet objectives.
     management fees, offices,
     staff, equipment and expenses
     related to maintaining the
     fund's portfolio of securities
     and distributing its shares.
     They are paid from the fund's
     assets before any earnings are
     distributed to shareholders.

Who's who?

This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments Funds.

                                                      -------------------
                                                       Board of Trustees
                                                      -------------------
----------------------------                                  |                              ---------------------------
    Investment manager                                -------------------                            Custodian
Delaware Management Company   ---------------------       The Fund       ------------------  The Chase Manhattan Bank
    One Commerce Square                               -------------------                      4 Chase Metrotech Center
  Philadelphia, PA 19103                              |                 |                         Brooklyn, NY 11245
----------------------------            ---------------------------     |                    ----------------------------
                   |                          Distributor               |
                   |                    Delaware Distributors, L.P.     ------------------------------
----------------------------               One Commerce Square                  Service agent
  Portfolio managers                      Philadelphia, PA 19103         Delaware Service Company, Inc.
----------------------------            ---------------------------          One Commerce Square
                                                      |                     Philadelphia, PA 19103
                                                      |                  ------------------------------
                                     ------------------------------------      |
                                     Financial intermediary distributor        |
                                     Lincoln Financial Distributors, Inc.      |
                                              350 Church Street                |
                                             Hartford, CT 06103                |
                                     ------------------------------------      |
                                                                 |             |
                                                               ------------------
                                                               Financial advisers
                                                               ------------------
                                                                       |
                                                                  -------------
                                                                  Shareholders
                                                                  -------------

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. For funds (such as Delaware Tax-Free Money
Fund) that rely on certain exemptive rules created by the SEC, this percentage has been increased to a majority. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

Financial intermediary distributor Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisers and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

Fixed-income securities           Inflation                        Investment goal                 Liquidity
------------------------------------------------------------------------------------------------------------------------------------
With fixed-income securities,     The increase in the cost of      The objective, such as          The ease with which an
the money you originally          goods and services over time.    long-term capital growth or     investment can be converted
invested is paid back at a        U.S. inflation is frequently     high current income, that a     into cash without a
pre-specified maturity date.      measured by changes in the       mutual fund pursues.            significant loss of principal.
These securities, which           Consumer Price Index (CPI).                                      Money market funds are
include government, corporate                                                                      considered to be highly
or municipal bonds, as well as                                                                     liquid.
money market securities,
typically pay a fixed rate of
return (often referred to as
interest). See Bond.

About your account

Investing in
the Fund

Class
A

o  Class A shares are available for purchase at net asset value.

o  Class A shares do not have an up-front sales charge.

o  Class A shares are not subject to 12b-1 fees.

o  Class A shares are not subject to a contingent deferred sales charge.

Consultant class

o Consultant Class shares may be purchased through financial advisers, including brokers, financial institutions and other entities that have a dealer agreement with the Fund's distributor or a service agreement with the Fund.

o  Consultant Class shares do not have an up-front sales charge.

o The Consultant Class has the ability to charge an annual 12b-1 fee no greater that 0.30% of average daily net assets. However, the 12b-1 fee is currently suspended by the Board of Trustees. Prior to suspension, the 12b-1 fee was set at 0.25% of average daily net assets. The 12b-1 fee is typically used to compensate your financial adviser for the ongoing guidance and service he or she provides to you.

o Consultant Class shares are not subject to a contingent deferred sales charge.

M-P    Management fee                    Maturity                          NASD Regulation, Inc. (NASDR(SM))
       -----------------------------------------------------------------------------------------------------------------------------
       The amount paid by a mutual       The length of time until a        The independent subsidiary of
       fund to the investment adviser    bond issuer must repay the        the National Association of
       for management services,          underlying loan principal to      Securities Dealers, Inc.
       expressed as an annual            bondholders.                      responsible for regulating the
       percentage of the fund's                                            securities industry.
       average daily net assets.

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPS]

By mail
Complete an investment slip and mail it with your check, made payable to the Fund and class of shares you wish to purchase, to Delaware Investments, One Commerce Square, Philadelphia, PA 19103. If you are making an initial purchase by mail, you must include a completed investment application with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Generally, you may not exchange between different classes of shares; however, you may exchange between the Consultant Class and Class A shares of the Delaware Investments funds. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Nationally recognized statistical ratings
organization (NRSRO)                       Net asset value (NAV)           Principal                      Prospectus
-----------------------------------------------------------------------------------------------------------------------------------
A company that assesses the credit         The daily dollar value of one   Amount of money you invest     The official
quality of bonds, commercial paper,        mutual fund share. Equal to a   (also called capital). Also    offering document
preferred and common stocks and            fund's net assets divided by    refers to a bond's original    that describes a
municipal short-term issues, rating the    the number of shares            face value, due to be repaid   mutual fund,
probability that the issuer of the debt    outstanding.                    at maturity.                   containing
will meet the scheduled interest                                                                          information required
payments and repay the principal.                                                                         by the SEC, such as
Ratings are published by such companies                                                                   investment
as Moody's Investors Service, Inc.                                                                        objectives,
(Moody's), Standard & Poor's (S&P), and                                                                   policies, services
Fitch, Inc. (Fitch).                                                                                      and fees.

Once you have completed an application, you can generally open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum initial purchase is $250, and you can make additional investments of only $25.

We determine the Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We strive to manage the value of the Fund's securities to stabilize the Fund's net asset value at $1.00 per share. Although we make every effort to maintain a stable net asset value, there is no assurance that we will always be able to do so. We calculate net asset value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We value the Fund's portfolio securities at amortized cost.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem shares (sell them back to the Fund) by mail by writing to:
Delaware Investments, One Commerce Square, Philadelphia, PA 19103. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

                                                                             SEC (Securities and
R-T  Redeem               Risk                      Sales charge             Exchange Commission)
     ---------------------------------------------------------------------------------------------
     To cash in your      Generally defined as      Charge on the            Federal agency
     shares by selling    variability of            purchase or              established by
     them back to the     value; also credit        redemption of fund       Congress to
     mutual fund.         risk, inflation           shares sold through      administer the laws
                          risk, currency and        financial advisers.      governing the
                          interest rate risk.       May vary with the        securities industry,
                          Different                 amount invested.         including mutual
                          investments involve       Typically used to        fund companies.
                          different types and       compensate advisers
                          degrees of risk.          for advice and
                                                    service provided.

How to redeem shares
(continued)

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A WRITING HAND]

Through checkwriting
You may redeem shares by writing checks of $500 or more. Checks must be signed by all owners of the account unless you indicate otherwise on your Investment Application. Also, because dividends are declared daily, you may not close your account by writing a check. When you write checks you are subject to bank regulations and may be subject to a charge if the check amount exceeds the value of your account.

                                                  Statement of Additional
Share classes          Signature guarantee        Information (SAI)            Total return
-------------------------------------------------------------------------------------------------------
Different              Certification by a         The document serving         An investment
classifications of     bank, brokerage firm       as "Part B" of a             performance
shares; mutual fund    or other financial         fund's Prospectus            measurement,
share classes offer    institution that a         that provides more           expressed as a
a variety of sales     customer's signature       detailed information         percentage, based on
charge choices.        is valid; signature        about the fund's             the combined
                       guarantees can be          organization,                earnings from
                       provided by members        investments,                 dividends, capital
                       of the STAMP               policies and risks.          gains and change in
                       program.                                                price over a given
                                                                               period.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receive the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts or accounts with automatic investing plans) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic
Investing Plan

The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit

With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option

With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

     Uniform Gifts to Minors Act and
U-V  Uniform Transfers to Minors Act         Volatility
     -------------------------------------------------------------------------------------------------------
     Federal and state laws that             The tendency of an investment to go up or down in
     provide a simple way to                 value by different magnitudes. Investments that
     transfer property to a minor            generally go up or down in value in relatively
     with special tax advantages.            small amounts are considered "low volatility"
                                             investments, whereas those investments that
                                             generally go up or down in value in relatively
                                             large amounts are considered "high volatility"
                                             investments.

Special services
(continued)---------------------------------------------------------------------

Dividend
Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. You may not reinvest distributions in Class B or Class C shares of Delaware Investments funds.

Exchanges

You can exchange all or part of your shares for shares of the same class in another Delaware Investments Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. Generally, you may not exchange between different classes of shares; however, you may exchange between the Consultant Class and Class A of any Delaware Investments funds.

In certain circumstances, Class A shares of funds, other than the Fund, may be subject to a contingent deferred sales charge for up to two years after purchase. This would occur if the Fund normally had a front-end sales charge, but the shares were purchased without paying a sales charge and a financial adviser was paid a commission on the purchase. If you purchase Class A shares of another fund in this manner, you may exchange them for shares of the Fund's Class A or Consultant Class. You will not have to pay the contingent deferred sales charge at the time of the exchange. However, you may have to pay the contingent deferred sales if you later redeem your shares of the Fund's Class A or Consultant Class or if you exchange them for shares of another fund and then redeem those shares. The time that you are invested in the Fund will count toward the fulfillment of the two-year holding period.

MoneyLine(SM)
On Demand Service

Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Special services
(continued)--------------------------------------------------------------------

MoneyLine
Direct Deposit Service

Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Systematic
Withdrawal Plan

Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends,
distributions and taxes

Dividends are declared daily and paid monthly. Short-term capital gains may be paid with the daily dividend or distributed annually. We automatically reinvest all dividends and capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions of tax-exempt interest income are not includable in the shareholder's gross income for federal income tax purposes. Distributions of net investment income received by the Fund from investments in securities other than municipal obligations, and any net short-term capital gains realized by the Fund, will be taxable to the shareholder as ordinary income whether received in cash or reinvested in additional shares. Distributions of taxable net investment income, if any, will not qualify for the deduction for dividends received by corporations. For the fiscal year ended April 30, 2001, all of the Fund's net income was exempt from federal income taxes.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Financial highlights

                                                                                                                           Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Year ended
                              Delaware Tax-Free                                                                               4/30
The Financial                 Money Fund                                    2001        2000         1999        1998         1997
highlights table is           -----------------------------------------------------------------------------------------------------
intended to help you          Net asset value, beginning of period         $1.000      $1.000       $1.000      $1.000       $1.000
understand the                Income from investment operations:
Fund's financial              Net investment income                         0.030       0.026        0.024       0.028        0.028
performance. All                                                           ------      ------       ------      ------       ------
"per share"                   Total from investment operations              0.030       0.026        0.024       0.028        0.028
information reflects                                                       ------      ------       ------      ------       ------
financial results             Less dividends:
for a single Fund             Dividends from net investment income         (0.030)     (0.026)      (0.024)     (0.028)      (0.028)
share. This                                                                ------      ------       ------      ------       ------
information has been          Total dividends                              (0.030)     (0.026)      (0.024)     (0.028)      (0.028)
audited by Ernst &                                                         ------      ------       ------      ------       ------
Young LLP, whose              Net asset value, end of period               $1.000      $1.000       $1.000      $1.000       $1.000
report, along with                                                         ======      ======       ======      ======       ======
the Fund's financial          Total return(1)                               3.06%       2.61%        2.40%       2.78%        2.79%
statements, is                Ratios and supplemental data:
included in the               Net assets, end of period (000 omitted)     $25,110     $26,742      $28,136     $30,264      $32,659
Fund's annual                 Ratio of expenses to average net assets       1.05%       0.99%        1.02%       0.91%        0.82%
report, which is              Ratio of net investment income to
available upon                   average net assets                         3.02%       2.59%        2.37%       2.75%        2.75%
request by calling            -----------------------------------------------------------------------------------------------------
800.523.1918.

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

How to read the
Financial highlights   Net investment income     Net asset value (NAV)     Total return
                       --------------------------------------------------------------------------------------------------
                       Net investment            This is the value of      This represents the rate that an
                       income includes           a mutual fund share,      investor would have earned or lost on an
                       interest income           calculated by             investment in a fund. In calculating
                       earned from a fund's      dividing the net          this figure for the financial highlights
                       securities; it is         assets by the number      table, we include applicable fee waivers
                       after expenses have       of shares                 and assume the shareholder has
                       been deducted.            outstanding.              reinvested all dividends.

                                           Consultant Class
-----------------------------------------------------------
                                                 Year ended
                                                       4/30
   2001          2000        1999         1998         1997
-----------------------------------------------------------
  $1.000        $1.000      $1.000       $1.000      $1.000

   0.030         0.026       0.024        0.028       0.028
  ------        ------      ------       ------      ------
   0.030         0.026       0.024        0.028       0.028
  ------        ------      ------       ------      ------

  (0.030)       (0.026)     (0.024)      (0.028)     (0.028)
  ------        ------      ------       ------      ------
  (0.030)       (0.026)     (0.024)      (0.028)     (0.028)
  ------        ------      ------       ------      ------
  $1.000        $1.000      $1.000       $1.000      $1.000
  ======        ======      ======       ======      ======
   3.06%         2.61%       2.40%        2.78%       2.79%

  $1,034        $1,186      $1,373       $4,573      $1,529
   1.05%         0.99%       1.02%        0.91%       0.82%

   3.02%         2.59%       2.37%        2.75%       2.75%

                                                                                         Ratio of net investment income
Net assets                                Ratio of expenses to average net assets        to average net assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets represent the total value of   The expense ratio is the percentage of         We determine this ratio by dividing net
all the assets in a fund's portfolio,     net assets that a fund pays annually for       investment income by average net assets.
minus any liabilities, that are           operating expenses and management fees.
attributable to that class of the fund.   These expenses include accounting and
                                          administration expenses, services for
                                          shareholders, and similar expenses.

                       This page intentionally left blank

Delaware Tax-Free Money Fund

 Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at One Commerce Square, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

 You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202.942.8090.

 Web site

 www.delawareinvestments.com

 E-mail

 service@delinvest.com

 Shareholder Service Center

 800.523.1918

 Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

oFor Fund information, literature, price, yield and performance figures.

oFor information on existing regular investment accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

 Delaphone Service

 800.362.FUND (800.362.3863)

oFor convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

 Investment Company Act file number: 811-3120

 Delaware Tax-Free Money Fund Symbols

                                      CUSIP         NASDAQ
                                      -----         ------
 Class A                            245911102       DTFXX
 Consultant Class                   245911201         N/A


Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

PR-006 [--] BUR 6/01                                                    (J7243)



                                                             -----------------------------------------------------------------
Delaware Investments includes funds with a wide range of     DELAWARE GROUP TAX-FREE MONEY FUND
investment objectives.  Stock funds, income funds,
national and state-specific tax-exempt funds, money market   DELAWARE TAX-FREE MONEY FUND
funds, global and international funds and closed-end funds
give investors the ability to create a portfolio that fits   -----------------------------------------------------------------
their personal financial goals.  For more information,       DELAWARE TAX-FREE MONEY FUND
contact your financial adviser or call Delaware              CLASS A
Investments at 800-523-1918.                                 DELAWARE TAX-FREE MONEY FUND CONSULTANT CLASS

                                                             -----------------------------------------------------------------


INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
One Commerce Square
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES,
AND TRANSFER AGENT
Delaware Service Company, Inc.                               PART B
One Commerce Square
Philadelphia, PA 19103                                       STATEMENT OF ADDITIONAL INFORMATION


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square                                                                      Delaware
Philadelphia, PA 19103                                                                   Investments(SM)
                                                                                         --------------------------------------
CUSTODIAN                                                                                A member of Lincoln Financial Group(R)
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

                                                             -----------------------------------------------------------------
                                                             JUNE 29, 2001


                       STATEMENT OF ADDITIONAL INFORMATION
                                  June 29, 2001

                          DELAWARE TAX-FREE MONEY FUND
                               One Commerce Square
                             Philadelphia, PA 19103


             For Prospectus and Performance: Nationwide 800-523-1918

              Information on Existing Accounts: (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

         Delaware Group Tax-Free Money Fund (the "Trust") is a professionally-managed mutual fund which offers one series of shares: Delaware Tax-Free Money Fund (the "Fund"). The Fund offers Class A Shares and Consultant Class Shares (individually, a "Class" and collectively, the "Classes").


         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus for the Fund dated June 30, 2001, as it may be amended from time to time. Part B should be read in conjunction with the Prospectus. Part B is not itself a Prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Prospectus may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.

-----------------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS
---------------------------------------------------------- ---- ------------------------------------------------------- -----

---------------------------------------------------------- ---- ------------------------------------------------------- -----
Cover Page                                                      Taxes
---------------------------------------------------------- ---- ------------------------------------------------------- -----
Investment Objective and Policies                               Investment Management Agreement
---------------------------------------------------------- ---- ------------------------------------------------------- -----
Performance Information                                         Officers and Trustees
---------------------------------------------------------- ---- ------------------------------------------------------- -----
Trading Practices                                               General Information
---------------------------------------------------------- ---- ------------------------------------------------------- -----
Purchasing Shares                                               Financial Statements
---------------------------------------------------------- ---- ------------------------------------------------------- -----
Offering Price                                                  Appendix A - Description of Ratings
---------------------------------------------------------- ---- ------------------------------------------------------- -----
Redemption and Exchange                                         Appendix B - Investment Objectives of the
                                                                Delaware Investments Funds
---------------------------------------------------------- ---- ------------------------------------------------------- -----
Dividends and Distributions
---------------------------------------------------------- ---- ------------------------------------------------------- -----

INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, consistent with preservation of principal and maintenance of liquidity. There is no assurance that this objective can be achieved.

         The Fund maintains a net asset value at $1.00 per share by valuing its securities on an amortized cost basis. See Offering Price. The Fund maintains a dollar weighted average portfolio maturity of not more than 90 days and does not purchase any issue having an effective remaining maturity of more than 397 days (approximately 13 months). In addition, the Fund limits its investments, including repurchase agreements, to those instruments which the Board of Trustees determines present minimal credit risks and which are of high quality and otherwise will meet the maturity, quality and diversification conditions with which tax-exempt money market funds must comply. In the event of a marked increase in current interest rates or of a national credit crisis, principal values could be adversely affected. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

         The Fund's investments may include municipal bonds and notes, tax-free commercial paper and short-term tax-free notes. They may also include construction loan notes, project notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes and pre-refunded obligations issued by states, territories and possessions of the United States, the District of Columbia, political subdivisions of the above and duly constituted authorities and corporations, the interest from which is wholly exempt from federal income tax.

         The Fund invests primarily in municipal obligations. "Municipal obligations" include "general obligation" and "revenue" issues. General obligation issues are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities. Municipal obligations may be issued for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development obligations are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposals. Such obligations are included within the term "municipal obligations" provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development obligations, the proceeds from which are used for the construction, equipment, repair or improvement of privately-operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues. Tax-exempt industrial development obligations are in most cases revenue obligations and do not generally carry the pledge of the credit of the issuing municipality.

         The Fund may also purchase project notes issued by local agencies under a program administered by the United States Department of Housing and Urban Development. Project notes are secured by the full faith and credit of the United States.


         The Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Although exempt from regular federal income tax, interest paid on certain municipal obligations (commonly referred to as "private activity" or "private purpose" bonds) is a preference item for taxpayers when determining their alternative minimum tax under federal tax law and under the income tax provisions of several states. The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain non-government activities, such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend upon the issuer's compliance with specific requirements after the bonds are issued.

         The Fund intends to seek to achieve a high level of tax-exempt income. However, if the Fund invests in newly-issued private purpose bonds, a portion of its distributions will be a preference item for shareholders in determining their alternative minimum tax applicable to certain shareholders.


         The ratings of Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's") represent their opinions as to the quality of the municipal issues which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities. If at the time of purchase, a security or, as relevant, its issuer is rated in one of the two highest rating categories (e.g. for municipal bonds, AA or better by S&P or Aa or better by Moody's; for tax-free commercial paper and short-term tax-free notes, A-2 or better by S&P or P-2 or better by Moody's; and for state or municipal notes, MIG-2 or better by Moody's) by at least two nationally-recognized statistical rating organizations (or if rated by only one such organization, so rated by such organization). If the security or, as relevant, its issuer has not been rated, the Manager must determine that the security is comparable to securities that are rated in one of the two highest rating categories in accordance with the conditions with which tax-exempt money market funds must comply. The Fund will not invest more than 5% of its total assets in securities rated in the second highest category by a rating organization. The Fund may also invest in U.S. government securities (as defined in the Investment Company Act of 1940 (the "1940 Act").

         See Appendix A for a description of municipal obligations ratings.

         The Fund may also invest in variable or floating rate demand obligation instruments and other municipal securities with a maturity in excess of 397 days, but which have a demand feature whereby the Fund may tender the instrument or security back to the issuer or to another entity as described below, consistent with the conditions with which tax-exempt money market funds must comply. Such obligations may be backed by a Letter of Credit or other guarantee. The Fund will consider the rating of the guarantor and the nature of the guarantee in evaluating the quality of the obligation.

         Generally, a demand feature entitles the Fund to require the provider of the demand feature to purchase the securities from the Fund at their principal amount (usually with accrued interest) within a fixed period (generally seven days, but the period may be longer) following a demand by the Fund. Certain securities with a demand feature permit the Fund to tender the security only at the time of an interest rate adjustment or at other fixed intervals. The demand feature may be provided by the issuer of the underlying security, a bank, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. Certain demand features are conditional which means that they may not be exercised or may terminate under certain limited circumstances. The bankruptcy or receivership of, or default by, the provider of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise will adversely affect the liquidity of the underlying security.

         As described above, the Fund invests in securities backed by banks and other financial institutions. As a result, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. However, the Fund is managed in accordance with the diversification, quality and other restrictions applicable under the 1940 Act to tax-exempt money market funds. Such restrictions are designed to minimize the effect that any one security in the Fund's portfolio may have on the Fund's performance and share price.

         The Fund may not, at the time of purchase, invest more than 25% of its assets in securities of governmental subdivisions located in any one state, territory or U.S. possession. It may invest up to 25% of its assets in short-term, tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality.

         Up to 20% of the Fund's portfolio may be invested in issues which are not exempt from federal income tax such as commercial paper, corporate notes, certificates of deposit, obligations of the U.S. government, its agencies or instrumentalities, when-issued securities and repurchase agreements of the above issuers. Any such investments will meet the conditions with which tax-exempt money market funds must comply when purchasing such instruments.

         While the Fund intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, attempts may be made, from time to time, to increase its yield by trading to take advantage of market variations. Also, revised evaluations of the issuer or redemptions may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to facilitate redemptions may reduce but does not guarantee a reduction in the need for such sales. The Fund will not purchase new securities while any borrowings are outstanding. See Dividends and Distributions and Taxes for the effect of any capital gains distributions.

         A shareholder's rate of return will vary with the general interest rate levels applicable to the instruments in which the Fund invests. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

When-Issued Securities
         The Fund may invest in "when-issued securities." New issues of municipal obligations are frequently offered on a when-issued basis; that is, delivery and payment for the municipal obligations normally take place from five to not more than 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the municipal obligations are each fixed at the time the buyer enters into the commitment. During the time between the commitment and settlement the Fund does not accrue interest, but the market value of the securities may fluctuate. This can result in the Fund's share value increasing or decreasing. The Fund will set aside in a segregated account liquid assets equal in value to commitments for such when-issued securities to pay for them and mark it to market daily. Delayed delivery agreements will not be used in a speculative manner.

Demand Features
         The Fund may invest in certain municipal securities that have a demand feature provided by a bank, a dealer in the securities or another third party, which enables the Fund to sell the securities to the provider of the demand feature. Such investments may require the Fund to pay "tender fees" or other fees for the various features provided. The Fund intends to take the position that it is the owner of any municipal securities that have a demand feature provided by a third party and that tax-exempt interest earned with respect to such municipal securities will be tax-exempt in its hands. However, the Internal Revenue Service (the "Service") ordinarily does not issue advance ruling letters relating to the identity of the true owner of property in cases involving the sale of securities if the purchaser has the right to cause the security to be purchased by a third party, and there can be no assurance that the Service will agree with the Fund's position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees, in relation to various regulated investment company tax provisions is unclear. However, Delaware Management Company (the "Manager") intends to manage the Fund's portfolio in a manner designed to minimize any adverse impact from the tax rules applicable to these investments.

Asset-Backed Securities
         The Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P's or Aaa by Moody's). The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Such receivables typically are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. It is the Fund's current policy to limit asset-backed investments to those represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.

         The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities also involve certain other risks, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), the creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

         Although the Fund is permitted by its investment policies to invest up to 20% of its assets in securities of this type, it does not presently intend to invest more than 5% of its assets in such securities.

Restricted and Illiquid Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

         While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Repurchase Agreements
         The Fund may also invest in repurchase agreements sold by banks or brokers collateralized by securities in which the Fund can invest directly. A repurchase agreement is an instrument under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed upon time and price. The Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash on a short-term basis. The Fund's risk is limited to the seller's ability to buy the security back at the agreed upon sum at the agreed upon time, since the repurchase agreement is secured by the underlying government obligation.

Concentration
         In applying the Fund's fundamental policy concerning concentration that is described below, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

Investment Restrictions
         Fundamental Restrictions -- The Fund has adopted the following restrictions for the Fund which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

The Fund shall not:
         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         Non-Fundamental Investment Restrictions -- In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         The following sets forth additional investment restrictions for the Fund, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

The Fund shall not:
         1. Invest more than 20% of its assets in securities other than tax-free money market instruments as defined above, unless extraordinary circumstances dictate a more defensive posture.

         2. Borrow an amount in excess of 5% of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Any outstanding borrowings shall be repaid before additional securities are purchased.

         3. Sell securities short or purchase securities on margin.

         4. Write or purchase put options or call options.

         5. Underwrite the securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the 1933 Act. Not more than 10% of the value of the Fund's net assets at the time of acquisition will be invested in such securities.

         6. Purchase or sell commodities or commodity contracts.

         7. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

         8. Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and to enter into repurchase agreements. Not more than 10% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days and in other illiquid assets.

         9. Purchase securities of any issuer (except the U.S. government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer.

         10. Invest in issuers for the purpose of exercising control.

         11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

         12. Purchase securities if, as a result of such purchase, more than 25% of the value of its assets would be invested in the securities of government subdivisions located in any one state, territory or possession of the United States. The Fund may invest more than 25% of the value of its assets in short-term tax-exempt project notes which are guaranteed by the U.S. government, regardless of the location of the issuing municipality.

         13. Retain in the portfolio of the Fund securities issued by an issuer any of whose officers, trustees or security holders is an officer or trustee of the Fund or of the investment manager of the Fund if after the purchase of the securities of such issuer by the Fund one or more of such officers or trustees owns beneficially more than 1/2 of 1% of the shares or securities or both of such issuer and such officers and trustees owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities.

         14. Invest funds in securities whose issuers or guarantors of principal and interest (including predecessors) have a record of less than three years' continuous operation if such purchase at the time thereof would cause more than 5% of the total Fund assets to be invested in the securities of such issuers or guarantors.

         15. Invest in direct interests in oil, gas or other mineral exploration or development programs.

         Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships. In addition, the Fund excludes from the 5% limitation set forth in investment restriction number 9 above, those municipal securities that are refunded with U.S. government securities, commonly known as pre-refunded municipal securities, which the staff of the SEC deems to constitute U.S. government securities as that term is defined in the 1940 Act.

PERFORMANCE INFORMATION


         For the seven-day period ended April 30, 2001, the annualized current yield of Class A Shares and Consultant Class Shares was 2.95% for each Class and the compounded effective yield was 2.99% for each Class. These yields will fluctuate daily as income earned fluctuates and is not guaranteed. On April 30, 2001, the weighted average portfolio maturity was 51 days for the Fund. The current yield of Class A Shares is expected to be slightly higher than that of Consultant Class Shares during any period that the distribution fee under the Fund's 12b-1 Plan for Consultant Class Shares is being paid. The Board of Trustees of the Fund suspended 12b-1 Plan payments from Consultant Class Shares to the Distributor, effective June 1, 1990. Such payments may be reinstituted in the future with prior approval of the Board of Trustees.


         Shareholders and prospective investors will be interested in learning from time to time the current and the effective compounded yield of a Class of shares. As explained under Dividends and Distributions, dividends are declared daily from net investment income. The current yield of the Fund's Classes of shares is calculated as follows:

         The calculation begins with the value of a hypothetical account of one share at the beginning of a seven-day period; this is compared with the value of that same account at the end of that seven-day period (including shares purchased for the account with dividends earned during the period). The net change in the account value is generally the net income earned per share during the period, which consists of accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses (excluding expenses reimbursed by the investment manager) but does not include realized gains or losses or unrealized appreciation or depreciation.

         The current yield of the Classes represents the net change in this hypothetical account annualized over 365 days. In addition, a shareholder may achieve a compounding effect through reinvestment of dividends which is reflected in each Class' effective yield.


         The Fund may also publish a tax-equivalent yield for each Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to each such Class' yield. For the seven-day period ended April 30, 2001, the tax-equivalent yield of Class A Shares and Consultant Class Shares was 4.28%, assuming a federal income tax rate of 31%. These yields were computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated income tax rate (in this case, a federal income tax rate of 31%) and adding the product to that portion, if any, of the yield that is not tax-exempt. In addition, the Fund may advertise a tax-equivalent yield assuming other income tax rates, when applicable. Yield fluctuates and is not guaranteed. The tax-equivalent yield does not consider the effect of applicable deductions or state income taxes. Past performance is not an indication of future results.

         The following table is an example, for purposes of illustration only, of the current and effective yield calculations for the seven-day period ended April 30, 2001 for each Class. Past performance is not an indication of future results.

                                                                                    Class A            Consultant
                                                                                    Shares             Class Shares

Value of a hypothetical account with one share                                    $1.00000000          $1.00000000
         at the beginning of the period................................

Value of the same account at the end of the period.....................            1.00056592           1.00056591
                                                                                   ==========           ==========

Net change in account value............................................            0.00056592(1)        0.00056591(1)

Base period return = net change in account                                                0.0                  0.0
         value/beginning account value.................................

Current yield [base period return x (365/7)] ..........................                  2.95%(2)             2.95%(2)
                                                                                         =====                =====

Effective yield (1 + base period)365/7 - 1.............................                  2.99%(3)             2.99%(3)
                                                                                         =====                =====


Weighted average life to maturity of the portfolio on April 30, 2001 was 38 days.

(1) This represents the net income per share for the seven calendar days ended April 30, 2001.
(2) This represents the average of annualized net investment income per share for the seven calendar days ended April 30, 2001.
(3) This represents the current yield for the seven calendar days ended April 30, 2001 compounded daily.


         The Prospectus and this Part B may be in use for a full year and, accordingly, it can be expected that yields will fluctuate substantially from the example shown above.

         The yield quoted at any time represents the amount being earned on a current basis and is a function of the types of instruments in the Fund's portfolio, their quality and length of maturity and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of the investment.

         The yield will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The current yield may include income which is not exempt from federal income tax since the Fund is permitted to invest a portion of its investments in non-tax-exempt securities. It also should be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund. Although the Fund determines the yield on the basis of a seven calendar day period, it may use a different time span from time to time.

         Other funds of the money market type may calculate their yield on a different basis and the yield quoted by the Fund could vary upward or downward if another method of calculation or base period were used. Shareholders and prospective investors who wish to learn the current yield of the Fund may call toll free, nationwide 800-523-1918.

         The average annual total compounded rate of return of each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                                        n
                                                  P(1+T) = ERV

         Where:        P  =    a hypothetical initial purchase order of $1,000;

                       T  =    average annual total return;

                       n  =    number of years;

                     ERV  =    redeemable value of the hypothetical
                               $1,000 purchase at the end of the period.

         The performance, as shown below, is the average annual total return quotations for each Class through April 30, 2001, calculated as an average annual compounded rate of return for the periods indicated. For this purpose, the calculations assume the reinvestment of all dividend distributions paid during the indicated periods. Interest rates fluctuated during the period covered by the table and the Fund's results should not be considered as representative of future performance. Total return for Consultant Class Shares for the periods prior to the commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to the commencement of operations of Consultant Class Shares, the total return calculation does not reflect the 12b-1 payments that were applicable to such Class during the period from March 15, 1988 through June 1, 1990. If such payments were reflected in the calculations, performance would have been lower.


Average Annual Total Return
--------------------------- --------------- --------------- --------------- -------------- --------------- ---------------
                             1 year ended   3 years ended   5 years ended     10 years        15 years      Life of Fund
                               4/30/01         4/30/01         4/30/01      ended 4/30/01  ended 4/30/01
--------------------------- --------------- --------------- --------------- -------------- --------------- ---------------
Class A                         3.06%           2.69%           2.73%           2.63%          3.32%           3.85%
(Inception 9/17/81)
--------------------------- --------------- --------------- --------------- -------------- --------------- ---------------
Consultant Class                3.06%           2.69%           2.73%           2.63%          3.28%           3.82%
(Inception 3/15/88)
--------------------------- --------------- --------------- --------------- -------------- --------------- ---------------


         From time to time, the Fund may also quote current yield information of the Classes with the sample average rates paid on bank money market deposit accounts. The bank money market deposit averages are the stated rates of 100 large banks and thrifts in the top five standard metropolitan statistical areas as determined by the Bank Rate Monitor. The Fund's figures for a Class will be the annualized yields representing an average of that Class' after-expense per share earnings divided by cost per share for each day of the fiscal month, or period, noted. Yield fluctuates depending on portfolio type, quality, maturity and operating expenses. Principal is not insured and the results shown should not be considered as representative of the yield which may be realized from an investment made in the Fund at any time in the future.

         From time to time, the Fund may quote actual total return and/or yield performance for its Classes in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance comparisons of the Fund (or Class) may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the Bank Rate Monitor, and those of corporate and government security price indices may be compared to data prepared by Lipper Analytical Services, Inc., IBC/Donoghue or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. and IBC/Donoghue maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Fund may invest, and the assumptions that were used in calculating the blended performance will be described.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15) may also be used. Current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include, in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic stocks, and/or bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax planning and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products and services.

         The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.


         The following table presents examples, for purposes of illustration only, of cumulative total return performance for each Class of the Fund through April 30, 2001. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods. Total return shown for Consultant Class Shares for the periods prior to the commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to the commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class during the period March 15, 1988 through June 1, 1990. If such payments were reflected in the calculations, performance would have been lower.


Cumulative Total Return
---------------------- ----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- -----------
                       3 months    6 months    9 months   1 year      3 years    5 years     10 years   15 years    Life of
                        ended       ended       ended      ended       ended      ended       ended      ended          Fund
                        4/30/01     4/30/01     4/30/01    4/30/01     4/30/01    4/30/01     4/30/01    4/30/01
---------------------- ----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- -----------
Class A                     0.61%       1.36%      2.20%       3.06%      8.29%      14.40%     29.68%      63.25%     109.65%
(Inception 9/17/81)
---------------------- ----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- -----------
Consultant Class            0.61%       1.36%      2.20%       3.06%      8.28%      14.40%     29.68%      62.36%     108.50%
(Inception 3/15/88)
---------------------- ----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- -----------

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the overriding investment philosophy of the Manager and how that philosophy impacts the Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of Delaware Investment Advisers, an affiliate of the Manager, including the number of such clients serviced by Delaware Investment Advisers.

Dollar-Cost Averaging
         Money market funds, which are generally intended for your short-term investment needs, can often be used as a basis for building a long-term investment plan. For many people, deciding when to purchase long-term investments, such as stock or longer-term bond funds, can be a difficult decision. Unlike money market fund shares, prices of other securities, such as stocks and bonds, tend to move up and down over various market cycles. Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis (perhaps using assets from your money market fund) that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors should also consider their financial ability to continue to purchase shares during high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Purchasing Shares for a complete description of these options including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the fund for the same time period.
                                                                Number of
                                Investment       Price Per      Shares
                                Amount           Share          Purchased

         Month 1                $100             $10.00         10
         Month 2                $100             $12.50         8
         Month 3                $100             $ 5.00         20
         Month 4                $100             $10.00         10
         ------------------------------------------------------------------
                                $400             $37.50         48

Total Amount Invested:  $400
Total Number of Shares Purchased: 48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)


         This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the Prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The Prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.


THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES

         The Fund selects brokers, dealers and banks to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades are generally made on a net basis where the Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Fund's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Portfolio trading will be undertaken principally to accomplish the Fund's objective and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold (i) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield, (ii) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio, (iii) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate, or (iv) when the Manager anticipates a decline in value due to market risk or credit risk. Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Manager expects to usually transact purchases and sales of portfolio securities on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Manager is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended, (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective.


         Consistent with the Conduct Rules of the NASD and subject to seeking best execution, the Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

PURCHASING SHARES

         The Distributor serves as the national distributor for the Fund's shares - Class A Shares and Consultant Class Shares and has agreed to use its best efforts to sell shares of the Fund.

         Shares of the Fund may be purchased through brokers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. Investors who do not wish to receive the additional services that are typically offered by such financial professionals may also purchase Class A Shares directly by contacting the Fund or the Distributor. In some states, banks and/or other institutions effecting transactions in Consultant Class Shares may be required to register as dealers pursuant to state laws.

         The minimum initial investment generally is $1,000 for each Class. Subsequent purchases generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments family, the Manager, or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

       Shares of the Fund are offered on a continuous basis, and are sold without a front-end or contingent deferred sales charge at the net asset value next determined after the receipt and effectiveness of a purchase order, as described below. See the Prospectus for information on how to invest. Selling dealers are responsible for transmitting orders promptly. The Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

       The Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice.

       The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption if he or she redeems any portion of his or her account.

         Certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Fund for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.


Investing by Mail
1. Initial Purchases--An Investment Application must be completed, signed and sent with a check payable to Delaware Tax-Free Money Fund A Class or Delaware Tax-Free Money Fund Consultant Class, to Delaware Investments at One Commerce Square, Philadelphia, PA 19103.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Delaware Tax-Free Money Fund A Class or Delaware Tax-Free Money Fund Consultant Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of statements that you will receive from the Fund. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.


Investing by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to Bank of New York, ABA #021000018, account number 8900403748 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Fund's Shareholder Service Center to get an account number. If you do not call first, processing your investment may be delayed. In addition, you must promptly send your Investment Application to Delaware Tax-Free Money Fund A Class or Delaware Tax-Free Money Fund Consultant Class, to Delaware Investments at One Commerce Square, Philadelphia, PA 19103.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds, as described above. You should advise the Shareholder Service Center by telephone of each wire you send.


Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Fund. Class B Shares or Class C Shares of the Delaware Investments funds may not be exchanged into either Class of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's Prospectus. See Redemption and Exchange for more complete information concerning your exchange privilege.


Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments by Electronic Fund Transfer. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--The Automatic Investing Plan enables shareholders to make regular monthly or quarterly investments without writing checks. Shareholders may authorize the Fund, in advance, to make arrangements for their bank to withdraw a designated amount monthly directly from their checking account for deposit into a Class. This type of investment will be handled in either of the following two ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service should complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.

When Orders Are Effective
         Transactions in money market instruments in which the Fund invests normally require same day settlement in Federal Funds. The Fund intends at all times to be as fully invested as possible in order to maximize its earnings. Thus, purchase orders will be executed at the net asset value next determined after their receipt by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement) only if the Fund has received payment in Federal Funds by wire. Dividends begin to accrue on the next business day. Thus, investments effective the day before a weekend or holiday will not accrue dividends for that period but will earn dividends on the next business day. If, however, the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received.

         If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open, on the day on which the payment is converted into Federal Funds and is available for investment, normally one business day after receipt of payment. Conversion into Federal Funds may be delayed when the Fund receives (1) a check drawn on a nonmember bank of the Federal Reserve, (2) a check drawn on a foreign bank, (3) a check payable in a foreign currency, or (4) a check requiring special handling. With respect to investments made other than by wire, the investor becomes a shareholder after declaration of the dividend on the day on which the order is effective.

         Information on how to procure a negotiable bank draft or to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any commercial bank can transmit Federal Funds by wire. The bank may charge the shareholder for these services.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the amount credited by the check plus any dividends earned thereon.

Plan Under Rule 12b-1 for Consultant Class Shares
         Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a plan (the "Plan") for Consultant Class Shares which permits the Fund to pay for certain distribution and promotional expenses related to marketing Consultant Class Shares.

         The Plan does not apply to the Fund's Class A Shares. Such shares are not included in calculating the Plan's fees, and the Plan is not used to assist in the distribution and marketing of Class A Shares. Shareholders of Class A Shares may not vote on matters affecting the Plan.


         The Plan permits the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Consultant Class Shares, a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the shares of such Class. These expenses include, among others, preparing and distributing advertisements, sales literature, Prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into Dealer's Agreements with the Distributor or service agreements with the Fund. Registered representatives of brokers, dealers or other entities, who have sold a specified level of funds in the Delaware Investments family having a 12b-1 Plan were, prior to June 1, 1990, paid a 0.25% continuing trail fee by the Distributor from 12b-1 payments relating to Consultant Class Shares for assets maintained in that Class. As noted below, payment of these fees has been suspended but may be reinstituted in the future with prior approval of the Board of Trustees.


         In addition, the Fund may make payments from the assets of Consultant Class Shares, directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of such Class or provide services to that Class.

         The maximum aggregate fee payable by the Fund under the Plan and the Fund's Distribution Agreement is, on an annual basis, up to 0.30% of its average daily net assets for the year. The Trust's trustees may reduce these amounts at any time. The Trust's Board of Trustees suspended 12b-1 Plan payments from the assets of Consultant Class Shares to the Distributor effective June 1, 1990. Prior to that time, the Board of Trustees had set the fee for Consultant Class Shares at 0.25% of average daily net assets and the Distributor had agreed to waive this distribution fee to the extent such fee for any day exceeded the net investment income realized by that Class for such day. Payments under the Plan may be reinstituted in the future with prior approval of the Board of Trustees.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount, if any, paid on behalf of Consultant Class Shares will be borne by such persons without any reimbursement from that Class. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments on behalf of Consultant Class Shares under the Plan.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plan and the Distribution Agreement have been approved by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plan or the Agreement, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plan is in the best interest of shareholders of Consultant Class Shares and that there is a reasonable likelihood of its providing a benefit to them. The Plan and the Distribution Agreement may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of Consultant Class Shares. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the outstanding voting securities of Consultant Class Shares, as well as a majority vote of those trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the trustees of the Trust having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of trustees who are not "interested persons" of the Trust must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Trustees for their review.

         For the fiscal year ended April 30, 2001, there were no payments on behalf of Consultant Class Shares pursuant to its Plan.

Reinvestment Privilege
         Shareholders who have acquired Fund shares through an exchange of one of the other mutual funds in the Delaware Investments family offered with a sales charge and who have redeemed such shares of the Fund have one year from the date of redemption to reinvest all or part of their redemption proceeds in shares of any of the other funds in the Delaware Investments family, subject to eligibility and minimum purchase requirements, in states where their shares may be sold, at net asset value without payment of a sales charge. Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the Prospectus for the fund in which the investment is intended to be made before investing or sending money. The Prospectus contains more complete information about the fund, including charges and expenses.

Reinvestment of Dividends in Other Delaware Investments Funds
         Subject to applicable eligibility and minimum purchase requirements and the limitations set forth below, shareholders may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or exchange fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the Prospectus for the fund in which the investment is intended to be made before investing or sending money. The Prospectus contains more complete information about the fund, including charges and expenses.


         Dividends from the shares of each Class may be reinvested in shares of any other mutual fund in the Delaware Investments family, other than Class B Shares and Class C Shares of funds in the Delaware Investments family that offer such classes of shares.

MoneyLine (SM) On Demand
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn (for share purchases) from your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for MoneyLine (SM) On Demand transactions.


         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund through regular liquidations of shares in their accounts in other mutual funds available from the Delaware Investments family. Shareholders of the Fund may also elect to invest in one or more of the other mutual funds available from the Delaware Investments family through the Wealth Builder Option.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds available from the Delaware Investments family, subject to the conditions and limitations set forth in the Prospectus and this Part B. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

Account Statements
         You will receive quarterly statements of your account summarizing all transactions during the period. Accounts in which there has been activity other than a reinvestment of dividends will receive a monthly statement confirming each transaction.

Asset Planner
         To invest in the funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.


         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Exchanges in the Prospectus and this Part B and the Prospectus of each fund in the Delaware Investments family. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A Shares and Consultant Class Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds available from Delaware Investments may be used in the same Strategy with the Fund's Consultant Class Shares and consultant class shares that are offered by certain other funds in the Delaware Investments family.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

OFFERING PRICE

         The offering price of shares is the net asset value per share next to be determined after an order is received and becomes effective. There is no sales charge.

         The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share is included in the Fund's financial statements which are incorporated by reference into this Part B.

         The investor becomes a shareholder at the close of and after declaration of the dividend on the day on which the order is effective. See Purchasing Shares. Dividends begin to accrue on the next business day. In the event of changes in SEC requirements or the Fund's change in time of closing, the Fund reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

         The Fund's net asset value per share of a Class is computed by adding the value of all securities and other assets in the portfolio attributable to that Class, deducting any liabilities of the Fund attributable to that Class and dividing by the number of shares of the Class outstanding. Expenses and fees are accrued daily. In determining the Fund's total net assets, portfolio securities are valued at amortized cost.

         The Board of Trustees has adopted certain procedures to monitor and stabilize the Fund's price per share. Calculations are made each day to compare part of the Fund's value with the market value of instruments of similar character. At regular intervals all issues in the portfolio are valued at market value. Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers. The portfolio will also be valued by market makers at such other times as is felt appropriate. In the event that a deviation of more than 1/2 of 1% exists between the Fund's $1.00 per share offering and redemption prices and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $1.00 per share.

REDEMPTION AND EXCHANGE


         Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at One Commerce Square, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $100,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $100,000, or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, executors, retirement plans, administrators, trustees or guardians. The redemption price is the net asset value next calculated after receipt of the redemption request in good order. See Offering Price for time of calculation of net asset value.

         Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's Prospectus. Any applicable front-end sales charge will apply to exchanges from this Fund or any other money market fund to other non-money market funds, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or transfers involving the reinvestment of dividends. Shares of the Fund may not be exchanged for Class B Shares or Class C Shares that are offered by certain other funds in the Delaware Investments family. Shares acquired in an exchange must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds available from the Delaware Investments family will best meet your changing objectives and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's Prospectus before buying shares in an exchange. The Prospectus contains more complete information about the Fund, including charges and expenses.


         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the offering price of shares is determined, as noted above, will be processed on the next business day.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund does not issue certificates for shares unless you submit a specific request. Any certificates that have been issued for shares you wish to redeem or exchange must accompany your request. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders. Redemption proceeds will be distributed promptly, as described below, but not later than seven days, after the receipt of a redemption request.

         Payment for shares redeemed will ordinarily be mailed the next business day, but no later than seven days, after receipt of a redemption request in good order by the Fund, or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record. Dividends will continue to be earned until the redemption is processed. This potential delay can be avoided by making investments by wiring Federal Funds. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period. Except with respect to the expedited payment by wire for which there may be a bank wiring cost, there is no fee charged for redemptions or repurchases, but such fees could be charged at any time in the future.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption. In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         See Account Statements under Purchasing Shares for information relating to the mailing of confirmations of redemptions.

Small Accounts
         Before the Fund involuntarily redeems shares from an account that has remained below the minimum amounts required by the Prospectus and this Part B, the shareholder will be notified in writing that the value of the shares in the account is less than the required minimum amounts and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. If no such action is taken by the shareholder, the proceeds will be sent to the shareholder. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption.

Checkwriting Feature
         Shareholders holding shares for which certificates have not been issued may request on the investment application that they be provided with special forms of checks which may be issued to redeem their shares by drawing on the Fund's account with the Fund's bank. Normally, it takes two weeks from the date the shareholder's initial purchase check clears to receive the first order of checks. The use of any form of check other than the Fund's check will not be permitted unless approved by the Fund.

         (1) These redemption checks must be made payable in an amount of $500 or more.

         (2) Checks must be signed by the shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name, unless otherwise indicated on the investment application or your checkwriting authorization form, these checks must be signed by all owners before the Fund will honor them. Throughout this procedure, the shareholder will continue to be entitled to distributions paid on those shares up to the time the checks are presented for payment.

         (3) If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares through the Checkwriting Feature, the Fund will not honor the redemption request until it is reasonably satisfied of the collection of the investment check. The hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.

         (4) If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned and the shareholder's bank may charge a fee.

         (5)      Checks may not be used to close accounts.

         The Fund reserves the right to revoke the Checkwriting Feature for shareholders who overdraw their accounts or if, in the opinion of management, such revocation is otherwise in the Fund's best interest.

         Shareholders will be subject to bank rules and regulations governing similar accounts. This service may be terminated or suspended at any time by the bank, the Fund or the Transfer Agent. The Fund and the Transfer Agent will not be responsible for the inadvertent processing of post-dated checks or checks more than six months old. Shareholders needing a copy of a redemption check should contact the Transfer Agent nationwide at 800-523-1918.

         Stop-Payment Requests--Investors may request a stop payment on checks by providing the Fund with a written authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Fund will use its reasonable best efforts to effect stop-payment instructions but does not promise or guarantee that such instructions will be effective.

                                      * * *

         The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.


Written Redemption
         You can write to the Fund at One Commerce Square, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a securities transfer association medallion program. A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, the Fund and its agent from fraud. The Fund reserves the right to reject a signature guarantee supplied by an institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


         The redemption request is effective when it is received in good order. Payment is normally mailed the next business day after receipt of the redemption request. If your Class A or Consultant Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for shares only if a shareholder submits a specific request.

Written Exchange
         You can also write to the Fund (at One Commerce Square, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.


         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally taped recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a Prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. A bank wire fee may be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Fund's Shareholder Service Center prior to the time the offering price of shares is determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into any other funds available from the Delaware Investments family under the same registration, subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Timing Accounts



Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.


Redemptions of Timing Accounts
         Proceeds from redemptions requested by Timing Accounts will be paid only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.


Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plan
         Shareholders who own or purchase $5,000 or more of shares for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account, and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend) and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of a Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event, and a shareholder may incur a capital gain or loss for federal income tax purposes, although the Fund expects to maintain a fixed net asset value. If there were a gain or loss, it would be long-term or short-term depending on the holding period for the specific shares liquidated.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee.

DIVIDENDS AND DISTRIBUTIONS

         The Fund declares a dividend of its net investment income on a daily basis to shareholders of record of each Class of Fund shares at the time of the previous calculation of the Fund's net asset value each day that the Fund is open for business. The amount of net investment income will be determined at the time the offering price (net asset value) is determined and shall include investment income accrued, less the estimated expenses of the Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. See Offering Price. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.

         Each class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Consultant Class Shares may incur distribution fees under its 12b-1 Plan. The Board of Trustees of the Fund suspended 12b-1 Plan payments from the assets of Consultant Class Shares to the Distributor effective June 1, 1990. See Plan Under Rule 12b-1 for Consultant Class Shares.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Payment of dividends will be made monthly. Dividends are automatically reinvested in additional shares of the same Class of the Fund at the net asset value in effect on the payable date, which provides the effect of compounding dividends, unless the election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. To the extent necessary to maintain a $1.00 per share net asset value, the Fund's Board of Trustees will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the net asset value per share has changed.

         Short-term realized securities profits or losses, if any, may be paid with the daily dividend. Any such profits not so paid will be distributed annually during the first quarter following the close of the fiscal year. See Account Statements under Purchasing Shares. Information as to the tax status of dividends will be provided annually.

         If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine (SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.


TAXES

Federal Income Tax
         By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to shareholders. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. For the fiscal year ended April 30, 2001, all of the Fund's net income was exempt from federal taxes.

         Distributions of net investment income received by the Fund from investments in securities other than municipal obligations, and any short-term capital gains realized by the Fund, will be taxable to the shareholder as ordinary income whether received in cash or reinvested in additional shares. Because the Fund's income is derived primarily from interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

         The Fund intends to use the "average annual" method of allocation in the event the Fund realizes any taxable interest income. Under this approach, the percentage of interest income earned that is deemed to be taxable in any year will be the same for each shareholder who held shares of the Fund at any time during the year.

         Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

         The Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. This information will include the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to shareholders. The Trustees reserve the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

         The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year, 98% of its capital gain net income earned during the 12 month period ending October 31 and 100% of any undistributed amounts from the prior year to shareholders by December 31 of each year to avoid federal excise tax. The Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which must be treated by you as received in December), but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because the Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares.

         Interest on certain private activity bonds, while exempt from regular federal income tax, is a tax preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability for federal and state alternative minimum taxes, depending on your personal or corporate tax position.

         The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by "industrial development bonds" or for investors who are "related persons" thereof within the meaning of Section 103 of the Code. Persons who are or may be considered "substantial users" should consult their tax advisers in this matter before purchasing shares of the Fund.

         Section 265 of the Code provides that interest paid on indebtedness incurred or continued to purchase or carry obligations the interest on which is tax-exempt, and certain expenses associated with tax-exempt income, are not deductible. It is probable that interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible.

         Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

State and Local Taxes
         The exemption of distributions for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. It is recommended that shareholders consult their tax advisers in this regard. The Fund will report annually the percentage of interest income earned on municipal obligations on a state-by-state basis during the preceding calendar year.

         Shares of the Fund will be exempt from Pennsylvania county personal property taxes.


INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of the Trust's Board of Trustees.


         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On April 30, 2001, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $52 billion in assets in various institutional or separately managed (approximately $26,544,160,000) and investment company (approximately $26,327,679,000) accounts.


         Subject to the supervision and direction of the Board of Trustees, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies and makes all investment decisions which are implemented by the Fund's Trading Department.

         The Fund's Investment Management Agreement with the Manager is dated August 27, 1999 and was approved by the initial shareholder on that date. The Agreement has an initial term of two years and may be renewed only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of the Trust, who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of the Fund or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         Effective April 1, 1999, the annual compensation paid by the Fund for investment management services is equal to 0.45% on the first $500 million of average daily net assets; 0.40% on the next $500 million; 0.35% on the next $1.5 billion; and 0.30% on assets in excess of $2.5 billion. The Manager pays the salaries of all trustees, officers and employees of the Fund who are affiliated with the Manager.


         On April 30, 2001, the total net assets of the Fund were $26,143,691. Investment management fees paid by the Fund during the past three fiscal years were, $154,894 for 1999, $139,453 for 2000 and $118,463 for 2001.

         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the investment management fees; shareholder servicing, dividend disbursing and transfer agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; the costs of preparing Prospectuses and reports sent to shareholders; and the Fund's proportionate share of rent and other administrative expenses.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., located at One Commerce Square, Philadelphia, PA 19103, serves as the national distributor of Fund shares under a Distribution Agreement dated as of April 19, 2001. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for any payments which may be made under the 12b-1 Plan for Consultant Class Shares. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Fund's financial intermediary distributor pursuant to a Financial Intermediary Distribution Agreement with the Distributor dated January 1, 2001. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisers and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 350 Church Street, Hartford, CT 06103. For its services, LFD receives a one-time fee from the Distributor with respect to each sale of non-money market fund shares through Financial Intermediaries equal to a percentage of the net asset value of such shares. The rate of compensation paid to LFD for each sale of Fund shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to (i) shares of Delaware Investment's non-money market retail funds; (ii) shares of Delaware Group Premium Fund sold through the products for which LFD acts as a wholesaler; and (iii) wrap separate account products (the products described in (i), (ii) and (iii) are referred to collectively as the "Wholesaler Products") according to the following schedule:


        ---------------------------------------------------------- --------------------------------------------------
                Aggregate Value of Wholesaler Product Sales                     Compensation Paid to LFD
                               in Calendar Year                            (% of NAV of Fund shares sold by LFD)
        ---------------------------------------------------------- --------------------------------------------------
        $3.75 billion or less                                                            0.45%
        ---------------------------------------------------------- --------------------------------------------------
        More than $3.75 billion, but less than $4.5 billion                              0.50%
        ---------------------------------------------------------- --------------------------------------------------
        $4.5 billion and above                                                           0.55%
        ---------------------------------------------------------- --------------------------------------------------

         In addition to the non-recurring fee discussed above, the Distributor pays LFD a continuing fee at the annual rate of 0.04% of the average daily net assets of shares of the Delaware Investments retail funds (including money market funds) outstanding and beneficially owned by shareholders through Financial Intermediaries.

         The fees associated with LFD's services to the Fund are borne exclusively by the Distributor and not by the Fund.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at One Commerce Square, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated as of April 19, 2001. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.


OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees.


         Certain officers and trustees of the Trust hold identical positions in each of the other funds in the Delaware Investments family. On May 31, 2001, the Fund's officers and trustees, as a group, owned less than 1% of the outstanding shares of each of the Class A Shares and Consultant Class Shares.

         As of May 31, 2001, the Fund believes the following accounts held 5% or more of Class A Shares and Consultant Class Shares of the Fund. The Fund has no knowledge of beneficial ownership.


------------------------------------- -------------------------------------------------- --------------------- ----------------
Class                                 Name and Address of Account                             Share Amount         Percentage

------------------------------------- -------------------------------------------------- --------------------- ----------------
Class A Shares                        Mary Louise DeSimone                                      2,183,142.790            8.30%
                                      37 Borton Road
                                      Medford, NJ 08055

------------------------------------- -------------------------------------------------- --------------------- ----------------
                                      Jeffrey P. Cadwell and                                    1,625,341.660            6.18%
                                      and Connie Cadwell
                                      Tenants by Entirety
                                      7111 San Lucas Court
                                      New Port Richey, FL 34655-3608

------------------------------------- -------------------------------------------------- --------------------- ----------------
Consultant Class Shares               Pennie L. Glasser                                           136,646.750           12.91%
                                      Family Limited Partnership
                                      1585 Medina Road
                                      Medina, MN 55356-9518

------------------------------------- -------------------------------------------------- --------------------- ----------------
                                      Leroy Siegel                                                 83,974.160            7.93%
                                      And Loretta K. Siegel
                                      Woodland Hills
                                      2303 Woodland Drive
                                      Allentown, PA 18103-7710

------------------------------------- -------------------------------------------------- --------------------- ----------------
                                      Edward J. Nolan                                              81,153.680            7.66%
                                      739 Hillcrest Ave.
                                      Glenside, PA 19038-5407
------------------------------------- -------------------------------------------------- --------------------- ----------------
                                      Martha W. Edgar                                              61,488.870            5.81%
                                      887 Mendakota Court
                                      Mendota Heights, MN 55120-1336
------------------------------------- -------------------------------------------------- --------------------- ----------------

         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Investment Adviser (a series of Delaware Management Business Trust), Vantage Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Delaware General Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters currently located in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and trustees of the Fund hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.


------------------------------------------- ------------------------------------------------------------------------------------
Trustee/Officer                             Business Experience
------------------------------------------- ------------------------------------------------------------------------------------
*Charles E. Haldeman (52)                   Chairman and Trustee/Director of the Trust and each of the 24 other investment companies in the Delaware Investments family

                                            Chief Executive Officer of Delaware Management Company (a series of Delaware
                                            Management Business Trust)

                                            President, Chief Executive Officer and Director of Delaware Management Holdings,
                                            Inc.

                                            Chief Executive Officer and Director of DMH Corp., Delvoy, Inc., Delaware
                                            Management Company, Inc. and Delaware International Holdings Ltd.

                                            Chief Executive Officer and Trustee of Delaware Management Business Trust

                                            Director of Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                            Retirement Financial Services, Inc. and Delaware Distributors, Inc.

                                            Chairman and Director of Delaware International Advisers Ltd.

                                            Chief Executive Officer of Delaware General Management, Inc.

                                            Before joining Delaware Investments in 2000, Mr. Haldeman was President, Chief
                                            Operating Officer and Director at United Asset Management from March 1998 to
                                            January 2000. Prior to that, Mr. Haldeman was Director and Partner for Cooke and
                                            Bieler, Inc. from June 1974 to March 1998.

--------------------------------------------------------------------------------------------------------------------------------

*  Trustee affiliated with the Trust's investment manager and considered an "interested person" as defined in the 1940 Act.
--------------------------------------------------------------------------------------------------------------------------------



------------------------------------------- ------------------------------------------------------------------------------------
Trustee/Officer                             Business Experience
------------------------------------------- ------------------------------------------------------------------------------------
*David K. Downes (61)                       President, Chief Executive Officer, Chief Financial Officer and Trustee/Director
                                            of the Trust and each of the other 32 investment companies in the Delaware
                                            Investments family

                                            President and Director of Delaware Management Company, Inc.

                                            President of Delaware Management Company (a series of Delaware Management
                                            Business Trust)

                                            President, Chief Executive Officer and Director of Delaware Capital Management,
                                            Inc.

                                            Chairman, President, Chief Executive Officer and Director of Delaware Service
                                            Company, Inc.

                                            President, Chief Operating Officer, Chief Financial Officer and Director of
                                            Delaware International Holdings Ltd.

                                            President, Chief Operating Officer and Director of Delaware General Management,
                                            Inc.

                                            Chairman and Director of Delaware Management Trust Company and Retirement
                                            Financial Services, Inc.

                                            Executive Vice President, Chief Operating Officer and Chief Financial Officer of
                                            Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware
                                            Distributors, L.P. and Delaware Investment Advisers (a series of Delaware
                                            Management Business Trust)

                                            Executive Vice President, Chief Financial Officer, Chief Operating Officer and
                                            Trustee of Delaware Management Business Trust

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer and
                                            Director of DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and
                                            Delvoy, Inc.

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Downes has served in various executive capacities at different times within Delaware Investments.

--------------------------------------------------------------------------------------------------------------------------------

* Trustee affiliated with the Trust's investment manager and considered an "interested person" as defined in the 1940 Act.
--------------------------------------------------------------------------------------------------------------------------------



------------------------------------------- ------------------------------------------------------------------------------------
Trustee                                     Business Experience
------------------------------------------- ------------------------------------------------------------------------------------
Walter P. Babich (73)                       Trustee/Director of the Trust and each of the other 32 investment companies in the
                                            Delaware Investments family

                                            460 North Gulph Road, King of Prussia, PA 19406

                                            Board Chairman, Citadel Constructors, Inc.

                                            From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from
                                            1988 to 1991, he was a partner of I&L Investors.

------------------------------------------- ------------------------------------------------------------------------------------
John H. Durham (63)                         Trustee/Director of the Trust and each of the other 32 investment companies in the
                                            Delaware Investments family

                                            P.O. Box 819, Gwynedd Valley, PA 19437

                                            Private Investor.

                                            Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief
                                            Executive Officer of each fund from 1984 to 1990.  Prior to 1992, with respect to
                                            Delaware Management Holdings, Inc., Delaware Management Company, Delaware
                                            Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times. He was also a
                                            Partner of Complete Care Services from 1995 to 1999.

------------------------------------------- ------------------------------------------------------------------------------------
John A. Fry (40)                            Trustee/Director of the Trust and each of the other 24 investment companies in the
                                            Delaware Investments family.

                                            3451 Walnut Street, 721 Franklin Building, Philadelphia, PA 19104

                                            Executive Vice President, University of Pennsylvania

                                            From 1991 to 1995, Mr. Fry was Partner-in-Charge, National Higher Education Consulting
                                            of Coopers & Lybrand and from 1984-1991, Mr. Fry held Consultant and Manager positions with KPMG Peat Marwick, ending with Senior Manager from 1989 to 1991.

------------------------------------------- ------------------------------------------------------------------------------------
Anthony D. Knerr (62)                       Trustee/Director of the Trust and each of the other 32 investment companies in the
                                            Delaware Investments family.

                                            500 Fifth Avenue, New York, NY  10110

                                            Founder and Managing Director, Anthony Knerr & Associates

                                            From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of
                                            Columbia University, New York.  From 1987 to 1989, he was also a lecturer in
                                            English at the University.  In addition, Mr. Knerr was Chairman of The Publishing
                                            Group, Inc., New York, from 1988 to 1990.  Mr. Knerr founded The Publishing Group,
                                            Inc. in 1988.

------------------------------------------- ------------------------------------------------------------------------------------



------------------------------------------- ------------------------------------------------------------------------------------
Trustee                                     Business Experience
------------------------------------------- ------------------------------------------------------------------------------------

Ann R. Leven (60)                           Trustee/Director of the Trust and each of the other 32 investment companies in the
                                            Delaware Investments family

                                            785 Park Avenue, New York, NY  10021

                                            Retired Treasurer, National Gallery of Art

                                            From 1994 to 1999, Ms. Leven was the Treasurer of the National Gallery of Art and from
                                            1990 to 1994, Ms. Leven was Deputy Treasurer of the National Gallery of Art. In
                                            addition, from 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the
                                            Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct
                                            Professor of Columbia Business School.

------------------------------------------- ------------------------------------------------------------------------------------
Thomas F. Madison (64)                      Trustee/Director of the Trust and each of the other 32 investment companies in the
                                            Delaware Investments family

                                            200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                            President and Chief Executive Officer, MLM Partners, Inc.

                                            From 1996 to 1999, Mr. Madison was Chairman of the Board of Communications Holdings,
                                            Inc. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications-Markets.

------------------------------------------- ------------------------------------------------------------------------------------
Janet L. Yeomans (52)                       Trustee/Director of the Trust and each of the other 32 investment companies in the
                                            Delaware Investments family.

                                            Building 220-13W-37, St. Paul, MN 55144

                                            Vice President and Treasurer, 3M Corporation

                                            From 1987-1994, Ms. Yeomans was Director of Benefit Funds and Financial Markets for
                                            the 3M Corporation; Manager of Benefit Fund Investments for the 3M Corporation,
                                            1985-1987; Manager of Pension Funds for the 3M Corporation, 1983-1985;
                                            Consultant--Investment Technology Group of Chase Econometrics, 1982-1983; Consultant
                                            for Data Resources, 1980-1982; Programmer for the Federal Reserve Bank of Chicago,
                                            1970-1974.

------------------------------------------- ------------------------------------------------------------------------------------


------------------------------------------- ------------------------------------------------------------------------------------
Officer                                     Business Experience
------------------------------------------- ------------------------------------------------------------------------------------
William E. Dodge (51)                       Executive Vice President and Chief Investment Officer, Equity of the Trust and each of the other 32 investment companies in the Delaware Investments family and
                                            Delaware Management Company (a series of Delaware Management Business Trust)

                                            Executive Vice President of Delaware Management Business Trust and Delaware Capital
                                            Management, Inc.

                                            President and Chief Investment Officer, Equity of Delaware Investment Advisers (a
                                            series of Delaware Management Business Trust)

                                            Prior to joining Delaware Investments in 1999, Mr. Dodge was President, Director of
                                            Marketing, and Senior Portfolio Manager for Marvin & Palmer Associates.

------------------------------------------- ------------------------------------------------------------------------------------
Jude T. Driscoll (37)                       Executive Vice President/Head of Fixed-Income of the Trust and each of the other
                                            32 investment companies in  the Delaware Investments family, Delaware Management
                                            Company (a series of Delaware Management Business Trust) and Delaware Investment
                                            Advisers (a series of Delaware Management Business Trust)

                                            Executive Vice President of Delaware Management Business Trust and Delaware
                                            Capital Management, Inc.

                                            Before joining Delaware Investments in 2000, Mr. Driscoll was Senior Vice President,
                                            Director of Fixed Income Process at Conseco Capital Management from June 1998 to
                                            August 2000. Prior to that, he was Managing Director for NationsBanc Capital Markets
                                            from 1996 to 1998, Vice President of Goldman Sachs from 1991-1995 and Assistant Vice
                                            President of Conseco Capital Management from 1989 to 1990.

------------------------------------------- ------------------------------------------------------------------------------------
Richard J. Flannery (43)                    Executive Vice President and General Counsel of the Trust and each of the other 32 investment companies in the Delaware Investments family

                                            Executive Vice President/General Counsel/Chief Administrative Officer of Delaware
                                            Management Company (a series of Delaware Management Business Trust), Delaware
                                            Management Holdings, Inc. and Delaware Investment Advisers (a series of Delaware
                                            Management Business Trust)

                                            Executive Vice President/General Counsel of Founders CBO Corporation

                                            Executive Vice President/General Counsel and Director of Delaware International
                                            Holdings Ltd. and Founders Holdings, Inc.

                                            Executive Vice President/General Counsel/Chief Administrative Officer and Director
                                            of Delvoy, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management
                                            Business Trust, Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                            Retirement Financial Services, Inc., Delaware Management Trust Company and
                                            Delaware General Management, Inc.

                                            President/Chief Executive Officer and Director of Delaware Distributors, Inc.;

                                            President/Chief Executive Officer of Delaware Distributors, L.P.

                                            Director of Delaware International Advisers Ltd.

                                            Director of HYPPCO Finance Company Ltd.

                                            During the past five years, Mr. Flannery has served in various executive capacities at different times within Delaware Investments.
------------------------------------------- ------------------------------------------------------------------------------------

------------------------------------------- ------------------------------------------------------------------------------------
Officer                                     Business Experience
------------------------------------------- ------------------------------------------------------------------------------------
Richelle S. Maestro (43)                    Senior Vice President/Deputy General Counsel and Secretary of the Trust and each of the other 32 investment companies in the Delaware Investments family, Delaware
                                            Management Company (a series of Delaware Management Business Trust), Delaware
                                            Management Holdings, Inc., DMH Corp., Delvoy, Inc., Delaware Management Company,
                                            Inc., Delaware Management Business Trust, Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                                            Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                            Distributors, Inc., Delaware Distributors, L.P., Delaware Management Trust
                                            Company, Delaware General Management, Inc., Delaware International Holdings Ltd.,
                                            Founders Holdings, Inc.

                                            Secretary of Founders CBO Corporation

                                            During the past five years, Ms. Maestro has served in various executive capacities at different times within Delaware Investments.

------------------------------------------- ------------------------------------------------------------------------------------
Joseph H. Hastings (51)                     Senior Vice President/Corporate Controller of the Trust and each of the other 32 investment companies in the Delaware Investments family and Delaware Investment
                                            Advisers (a series of Delaware Management Business Trust)

                                            Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                            Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management
                                            Company (a series of Delaware Management Business Trust), Delaware Distributors,
                                            L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware
                                            Capital Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc.,
                                            Founders Holdings, Inc., Delaware General Management, Inc. and Delaware Management
                                            Business Trust

                                            Chief Financial Officer of Retirement Financial Services, Inc.

                                            Executive Vice President, Chief Financial Officer and Treasurer of Delaware
                                            Management Trust Company

                                            Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                            During the past five years, Mr. Hastings has served in various executive capacities at different times within Delaware Investments.

------------------------------------------- ------------------------------------------------------------------------------------

------------------------------------------- ------------------------------------------------------------------------------------
Officer                                     Business Experience
------------------------------------------- ------------------------------------------------------------------------------------
Michael P. Bishof (38)                      Senior Vice President and Treasurer of the Trust and each of the other 32 investment companies in the Delaware Investments family

                                            Senior Vice President/Investment Accounting of Delaware Service Company, Inc.,
                                            Delaware Capital Management, Inc., Delaware Distributors, L.P., Delaware
                                            Management Company (a series of Delaware Management Business Trust) and Founders
                                            Holdings, Inc.

                                            Senior Vice President/Investment Accounting and Treasurer of Delaware Investment
                                            Advisers (a series of Delaware Management Business Trust)

                                            Senior Vice President/Manager of Investment Accounting of Delaware International
                                            Holdings Ltd.

                                            Senior Vice President and Assistant Treasurer of Founders CBO Corporation

                                            Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for
                                            Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston
                                            Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

------------------------------------------- ------------------------------------------------------------------------------------
Michael P. Buckley (47)                     Vice President/Portfolio Manager of the Trust and each of the other 32 investment companies in the Delaware Investments family.

                                            Before joining Delaware Investments in 1996, Mr. Buckley was a Vice President and
                                            Municipal Credit Analyst for T. Rowe Price Associates, Inc.

------------------------------------------- ------------------------------------------------------------------------------------


      The following is a compensation table listing for each trustee/director entitled to receive compensation, the aggregate compensation received from the Trust and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee or director for the fiscal year ended April 30, 2001 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of April 30, 2001. Only the independent trustees of the Trust receive compensation from the Fund.


--------------------------- ----------------------- ---------------------- ----------------------- -----------------------

                                                                                 Estimated
                                                         Pension or                Annual           Total Compensation
                                                     Retirement Benefits          Benefits          from the Investment
                            Aggregate Compensation   Accrued as Part of             Upon           Companies in Delaware
           Name                 from the Fund           Fund Expenses           Retirement(1)          Investments(2)
--------------------------- ----------------------- ---------------------- ----------------------- -----------------------
Walter B. Babich                        $951               None                     $50,000                 $89,630
--------------------------- ----------------------- ---------------------- ----------------------- -----------------------
John H. Durham                        $1,017               None                     $50,000                 $76,630
--------------------------- ----------------------- ---------------------- ----------------------- -----------------------
John A. Fry(3)                          $413               None                     $39,892                 $26,119
--------------------------- ----------------------- ---------------------- ----------------------- -----------------------
Anthony D. Knerr                      $1,026               None                     $50,000                 $82,630
--------------------------- ----------------------- ---------------------- ----------------------- -----------------------
Ann R. Leven                            $937               None                     $50,000                 $81,630
--------------------------- ----------------------- ---------------------- ----------------------- -----------------------
Thomas F. Madison                       $934               None                     $50,000                 $79,297
--------------------------- ----------------------- ---------------------- ----------------------- -----------------------
Charles E. Peck(4)                      $616               None                     $50,000                 $51,383
--------------------------- ----------------------- ---------------------- ----------------------- -----------------------
Janet L. Yeomans                        $926               None                     $50,000                 $74,297
--------------------------- ----------------------- ---------------------- ----------------------- -----------------------

(1) Under the terms of the Delaware Group Retirement Plan for Trustees/Directors, each disinterested trustee/director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a trustee or director for a period equal to the lesser of the number of years that such person served as a trustee or director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible trustee/director retired as of April 30, 2001, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as trustee or director, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent trustee/director currently receives a total annual retainer fee of $38,000 for serving as a trustee or director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. Ann R. Leven, Thomas F. Madison, and Janet L Yeomans serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.
(3) John A. Fry joined the Board of Trustees/Directors of 24 investment companies in the Delaware Investments family on January 1, 2001.
(4) Mr. Peck retired from the Board of Trustees/Directors of the Trust and each of the other 32 investment companies in the Delaware Investments family on December 31, 2000.

GENERAL INFORMATION

      The Trust is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act and Rule 2a-7 under the 1940 Act. The Trust was organized as a Maryland corporation in April 1980 and reorganized as a Delaware business trust on August 27, 1999.

      The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. Delaware Investment Advisers, an affiliate of the Manager, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

         Delaware or Delaware International Advisers Ltd. also manages the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion (SM) III Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund in Appendix B.

         Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions by certain covered persons in certain securities may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

      The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family.

      The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

      The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Trust's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to delete the words "Delaware Group" from the Trust's name.

      The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of the Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
      The Trust has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. The Fund offers two classes of shares, Delaware Tax-Free Money Fund A Class and Delaware Tax-Free Money Fund Consultant Class, each representing a proportionate interest in the assets of the Fund, and each having the same voting and other rights and preferences as the other class, except that Class A Shares may not vote on any matter affecting the Distribution Plan under Rule 12b-1 of Consultant Class Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that any expenses of the Rule 12b-1 Plan of Consultant Class Shares will be allocated solely to that Class.

      Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

      Prior to January 1, 1991, the portfolio of the Fund was managed to maintain a fixed net asset value of $10.00 per share. The Fund reduced the net asset value per share from $10.00 to $1.00 by effecting a ten-to-one stock split for shareholders of record on that date.

      Prior to January 1992, Class A Shares were known as the original class and between January 1992 and February 1994 were known as Tax-Free Money Fund class. Prior to January 1992, Consultant Class Shares were known as the consultant class, between January 1992 and November 1992 was known as Tax-Free Money Fund (Institutional) class and between November 1992 and February 1994 was known as Tax-Free Money Fund Consultant class.

      Effective August 16, 1999, the name of Prime Series changed to Delaware Tax-Free Money Fund. Effective August 27, 1999, the name of Delaware Group Tax-Free Money Fund, Inc. changed to Delaware Group Tax-Free Money Fund.


Noncumulative Voting
      The Trust's shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Fund voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.


      This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS


      Ernst & Young LLP serves as the independent auditors for Delaware Group Tax-Free Money Fund and, in its capacity as such, audits the annual financial statements of the Fund. The Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended April 30, 2001, are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations; extremely strong capacity to pay principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; very strong capacity to pay principal and interest; A--strong ability to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds. BB, B, CCC, CC, C--regarded, on balance, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; D--in default.

         Plus (+) or minus (-) may be added to ratings from AA to CCC to show relative standing within the major rating categories.


         Excerpts from Fitch's description of its ratings: AAA--ratings denote the lowest expectation of credit risk. AA--ratings denote a very low expectation of credit risk. A--ratings denote a low expectation of credit risk. BBB--ratings indicate that there is currently a low expectation of credit risk. BB--ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. B--ratings indicate that significant credit risk is present, but a limited margin of safety remains. CC--ratings indicate that default of some kind appears probable. C--ratings signal imminent default.

         The ratings of obligations in the default category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD--obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. DD--indicates potential recoveries in the range of 50% - 90% and D--the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.


Commercial Paper
         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--degree of safety regarding timely payment is strong; a plus (+) sign denotes extremely strong safety characteristics; A-2--capacity for timely payment is satisfactory; the relative degree of safety is not as high as for issuers designated A-1.

         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--superior quality; P-2--strong quality.




         Excerpts from Fitch IBCA, Inc.'s description of its highest ratings:
F-1+ --Exceptionally strong quality; F-1 --Very strong quality; F-2 --Good credit quality.

APPENDIX B - INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY



        Following is a summary of the investment objectives of the funds in the Delaware Investments family:


Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. Delaware Devon Fund seeks total return. It will invest primarily in common stocks. It will focus on common stocks that the manager believes to have potential for above-average earnings per share growth over time.

         Delaware Trend Fund seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential. Delaware Technology and Innovation Fund seeks to provide long-term capital growth by investing primarily in stocks the investment adviser believes will benefit from technological advances and improvements. Delaware American Services Fund seeks to provide long-term capital growth. It invests primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors.


         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.


        Delaware Decatur Equity Income Fund seeks high current income and capital appreciation. It invests primarily in dividend-paying stocks of large, well-established companies. Delaware Growth and Income Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in common stocks of large, well-established companies. Delaware Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.


         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds.

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital. Delaware Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Delaware Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Delaware Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Delaware Growth Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. Delaware S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes large U.S. companies.


         Delaware International Value Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities.

         Delaware Group Premium Fund offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Convertible Securities Series--seeks a high level of total return on its assets through a combination of capital appreciation and current income. The Series intends to pursue its investment objective by investing primarily in convertible securities. Devon Series seeks total return. The Series will seek to achieve its objective by investing primarily in common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average earnings per share growth over time. Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Growth and Income Series seeks capital appreciation with current income as a secondary objective. It seeks to achieve its objective by investing primarily in common stocks of large, well-established companies. Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Select Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Social Awareness Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. Strategic Income Series seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Technology and Innovation Series seeks to provide long-term capital growth by investing primarily in stocks that the manager believes will benefit from technological advances and improvements. Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.

         Delaware U.S. Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital. Delaware Montana Municipal Bond Fund seeks as high a level of current income exempt from federal income tax and from the Montana personal income tax, as is consistent with preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.


         Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Core Equity Fund seeks long-term capital appreciation. The Fund typically invests in large capitalization companies with relatively consistent earnings growth records. Delaware Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.


         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

          For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.


Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus.

                                     PART C

                                Other Information


Item 23. Exhibits

         (a)      Agreement and Declaration of Trust.

                  (1)      Agreement and Declaration of Trust (December 17,
                           1998) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

                  (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

         (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

         (c)      Instruments Defining the Rights of Security Holders.

                  (1) Agreement and Declaration of Trust. Article III, IV, V and VI of the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

                  (2) By-Laws. Article II of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

         (d) Investment Management Agreement. Executed Investment Management Agreement (August 27, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective No. 25 filed August 27, 1999.

         (e)      (1)      Distribution Agreement. Form of Distribution
                           Agreement between the Trust and Delaware
                           Distributors, L.P. attached as exhibit.

                  (2) Form of Financial Intermediary Distribution Agreement (January 2001) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant attached as Exhibit.

                  (3) Administration and Service Agreement. Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

                  (4)      Dealer's Agreement. Attached as Exhibit.

                  (5) Mutual Fund Agreement. Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

         (f)      Inapplicable.

         (g)      Custodian Agreement. Executed Custodian Agreement (May 1,
                  1996) with The Chase Manhattan Bank and the Registrant attached as Exhibit.

         (h)      Other Material Contracts.
                  (1) Form of Shareholders Services Agreement (April 2001) attached as Exhibit.

                  (2) Executed Delaware Group of Funds Fund Accounting Agreement with Delaware Service Company, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 30, 1997.

                           (i)      Executed Amendment No. 23 (September 5,
                                    2000) to Delaware Investments Family of
                                    Funds Fund Accounting Agreement attached as
                                    Exhibit.

         (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

         (j)      Consent of Auditors. Attached as Exhibit.

         (k)      Inapplicable.

         (l) Agreements in Connection with Initial Capital. Investment Letter of Initial Shareholder, originally filed with Pre-Effective Amendment No. 1 on May 28, 1981, incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 30, 1997.

         (m) Plans under Rule 12b-1. Form of Rule 12b-1 Plan for the Consultant Class of Shares attached as Exhibit.

         (n)      Plan under Rule 18f-3. Attached as Exhibit.

         (o)      Inapplicable.

         (p)      Code of Ethics.

                  (1) Code of Ethics for the Registrant, Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. incorporated by reference to Post-Effective Amendment No. 26 filed June 29, 2000.

                  (2) Code of Ethics for Lincoln Financial Distributors, Inc. attached as Exhibit.

         (q)      Trustees' Power of Attorney. Attached as Exhibit.

Item     24. Persons Controlled by or under Common Control with Registrant. None

Item     25. Indemnification. Incorporated into this filing by reference to
         Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

Item     26. Business and Other Connections of Investment Adviser.

         Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Cash Reserve, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Fund, Delaware Group Premium Fund, Delaware Group Global & International Funds, Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         The following persons serving as officers of the Manager have held the following positions during the past two years:


------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Haldeman, Jr. (1)                      Chief Executive Officer of Delaware Management Company (a series of Delaware
                                                  Management Business Trust); President, Chief Executive Officer and
                                                  Director/Trustee of Delaware Management Holdings, Inc., DMH Corp., Delvoy,
                                                  Inc., Delaware Management Company, Inc., Delaware Management Business Trust,
                                                  Delaware International Holdings Ltd. and Lincoln National Investment
                                                  Companies, Inc.; Director of Delaware Service Company, Inc., Delaware Capital
                                                  Management, Inc., Retirement Financial Services, Inc., Delaware Distributors,
                                                  Inc.; Chairman and Director of Delaware International Advisers Ltd.; Chief
                                                  Executive Officer of Delaware General Management, Inc. and Vantage Investment
                                                  Advisers (a series of Delaware Management Business Trust); President and Chief
                                                  Executive Officer of Delaware Lincoln Cash Management and Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust);
                                                  Chairman of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes                                   President of Delaware Management Company (a series of Delaware Management
                                                  Business Trust); President and Director of Delaware Management Company, Inc.;
                                                  President/Chief Executive Officer and Director of Delaware Capital Management,
                                                  Inc.; Chairman/President/Chief Executive Officer and Director of Delaware
                                                  Service Company, Inc.; President/Chief Operating Officer/Chief Financial
                                                  Officer and Director of Delaware International Holdings Ltd.; President, Chief
                                                  Operating Officer and Director of Delaware General Management, Inc.; Chairman
                                                  and Director of Delaware Management Trust Company and Retirement Financial
                                                  Services, Inc.; Executive Vice President/ Chief Operating Officer/Chief
                                                  Financial Officer of Delaware Management Holdings, Inc., Founders CBO
                                                  Corporation and Delaware Investment Advisers, Delaware Lincoln Investment
                                                  Adviser and Vantage Investment Advisers (each a series of Delaware Management
                                                  Business Trust) and Delaware Distributors, L.P.; Executive Vice
                                                  President/Chief Operating Officer/Chief Financial Officer and Director/Trustee
                                                  of DMH Corp.; Founders Holdings, Inc., Delvoy, Inc., Delaware Management
                                                  Business Trust and Lincoln National Investment Companies, Inc.; Director of
                                                  Delaware International Advisers Ltd.; Executive Vice President/Chief Operating
                                                  Officer of Delaware Lincoln Cash Management (a series of Delaware Management
                                                  Business Trust); President/Chief Executive Officer/Chief Financial Officer and
                                                  Trustee/Director of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
John C. E. Campbell                               Executive Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Investment
                                                  Advisers and Vantage Investment Advisers (each a series of Delaware Management
                                                  Business Trust); and Retirement Financial Services, Inc.; Director of Delaware
                                                  International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
William E. Dodge (2)                              Executive Vice President/Chief Investment Officer, Equity of Delaware
                                                  Management Company (a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc. and Lincoln National Investment Companies, Inc.;
                                                  Executive Vice President of Delaware Management Business Trust, and Delaware
                                                  Capital Management, Inc.; President/Chief Investment Officer, Equity of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  President of Vantage Investment Advisers (a series of Delaware Management
                                                  Business Trust); Executive Vice President/ Chief Investment Officer, Equity of
                                                  each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll (3)                              Executive Vice President/Head of Fixed-Income of Delaware Management Company,
                                                  Delaware Investment Advisers and Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and Lincoln National Investment
                                                  Companies, Inc.; Executive Vice President of Delaware Management Business
                                                  Trust, Delaware Management Holdings, Inc., Delaware Capital Management, Inc.
                                                  and Delaware Lincoln Cash Management (a series of Delaware Management Business
                                                  Trust); Executive Vice President/Head of Fixed-Income of each fund in the
                                                  Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery                               Executive Vice President/General Counsel/Chief Administrative Officer of
                                                  Delaware Management Company, Delaware Investment Advisers, Delaware Lincoln
                                                  Cash Management, Delaware Lincoln Investment Advisers and Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc. and Lincoln National Investment Companies, Inc.;
                                                  Executive Vice President/General Counsel of Founders CBO Corporation;
                                                  Executive Vice President/General Counsel and Director of Delaware
                                                  International Holdings Ltd.; Founders Holdings, Inc.; Executive Vice
                                                  President/General Counsel/Chief Administrative Officer and Director/Trustee of
                                                  Delvoy, Inc., DMH Corp., Delaware Management Company, Inc., Delaware
                                                  Management Business Trust, Delaware Service Company, Inc., Delaware Capital
                                                  Management, Inc., Retirement Financial Services, Inc., Delaware Management
                                                  Trust Company, Delaware General Management, Inc.; President/Chief Executive
                                                  Officer and Director of Delaware Distributors, Inc.; President/Chief Executive
                                                  Officer of Delaware Distributors, L.P.; Director of Delaware International
                                                  Advisers Ltd. and HYPPCO Finance Company Ltd.; Executive Vice
                                                  President/General Counsel of each fund in the Delaware Investments family

                                                  Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverson,
                                                  PA; Director and Member of Executive Committee; Membership Officer of
                                                  Stonewall Links, Inc. since 1991, Bulltown Rd., Elverson, PA
------------------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh, Jr.                             Executive Vice President and Chief Investment Officer of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Director of Delaware
                                                  International Advisers Ltd.; Chief Executive Officer and Chief Investment
                                                  Officer of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Executive Vice President of Delaware Management Holdings,
                                                  Inc., Delaware Capital Management, Inc.; Executive Vice President and Trustee
                                                  of  Delaware Management Business Trust; Executive Vice President and Chief
                                                  Investment Officer of each fund in the Delaware Investments family

                                                  Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                                                  since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman
                                                  of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street,
                                                  Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                                                  Drive, Reston, VA
------------------------------------------------- --------------------------------------------------------------------------------
Gerald S. Frey                                    Managing Director/Chief Investment Officer, Growth Investing of Delaware
                                                  Management Company and Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust, Delaware Capital Management, Inc. and of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Douglas L. Anderson                               Senior Vice President/Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Senior Vice President/Operations of
                                                  Delaware Service Company, Inc., Retirement Financial Services, Inc., Delaware
                                                  Distributors and Delaware Distributors, L.P.; Senior Vice President/Operations
                                                  and Director of Delaware Management Trust Company
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                                 Senior Vice President/Investment Accounting of Delaware Management Company,
                                                  Delaware Lincoln Investment Advisers and Vantage Investment Advisers (each a series of Delaware Management Business Trust), Delaware Service Company, Inc.,
                                                  Delaware Capital Management, Inc., Delaware Distributors L.P. and Founders
                                                  Holdings, Inc.; Senior Vice President/Treasurer/ Investment Accounting of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Senior Vice President/Manager of Investment Accounting of Delaware
                                                  International Holdings, Inc.; Senior Vice President/Assistant Treasurer of
                                                  Founders CBO Corporation; Senior Vice President/Treasurer of each fund in the
                                                  Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley                                  Senior Vice President/Compliance Director of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Cash Management, Delaware
                                                  Lincoln Investment Advisers and Vantage Investment Advisers (each a series of
                                                  Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                                                  Corp.; Delvoy, Inc., Delaware Management Company, Inc., Delaware Management
                                                  Business Trust, Delaware Service Company, Inc., Delaware Capital Management,
                                                  Inc., Retirement Financial Services, Inc., Delaware Distributors, Inc.,
                                                  Delaware Distributors, L.P., Delaware General Management, Inc. and Lincoln
                                                  National Investment Companies, Inc.; Senior Vice President/Compliance
                                                  Director/Assistant Secretary of Delaware Management Trust Company; Senior Vice
                                                  President/Compliance Director of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Joshua Brooks                                     Senior Vice President/Deputy Chief Investment Officer, Value Investing of
                                                  Delaware Management Company, Delaware Investment Advisers and Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust), Delaware Capital
                                                  Management, Inc. and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Robert J. DiBraccio                               Senior Vice President/Head of Equity Trading of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and
                                                  Delaware Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Timothy G. Connors                                Senior Vice President/Director of Research, Fundamental of Delaware Management
                                                  Company, Delaware Investment Advisers and Delaware Lincoln Investment Advisers
                                                  (each a series of Delaware Management Business Trust) and for each fund in the
                                                  Delaware Investments family; Managing Director of Vantage Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Patrick P. Coyne                                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  and Delaware Investment Advisers (each a series of Delaware Management
                                                  Business Trust), Delaware Capital Management, Inc. and of each fund in the
                                                  Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
George E. Deming                                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  and Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust); Director of Delaware International Advisers Ltd.; Senior Vice
                                                  President/Senior Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
James Paul Dokas                                  Senior Vice President/Director of Research, Quantitative of Delaware Management
                                                  Company, Delaware Investment Advisers and Delaware Lincoln Investment Advisers
                                                  (each a series of Delaware Management Business Trust) and of each fund in the
                                                  Delaware Investments family; Managing Director of Vantage Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
John B. Fields                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  and Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and of each fund in the Delaware
                                                  Investments family; Trustee of Delaware Management Business Trust
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Susan L. Hanson                                   Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers and Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                                Senior Vice President/Corporate Controller/Treasurer of Delaware Management
                                                  Company, Delaware Lincoln Cash Management, Delaware Lincoln Investment
                                                  Advisers and Vantage Investment Advisers (each a series of Delaware Management
                                                  Business Trust), Delaware Management Holdings, Inc., DMH Corp., Delaware
                                                  Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                                  Delaware International Holdings Ltd., Delvoy, Inc. Founders Holdings, Inc.,
                                                  Delaware Management Business Trust, Delaware General Management, Inc. and
                                                  Lincoln National Investment Companies, Inc.; Executive Vice President/Chief
                                                  Financial Officer/Treasurer and Director of Delaware Management Trust Company;
                                                  Executive Vice President/Chief Financial Officer of Retirement Financial
                                                  Services, Inc.; Senior Vice President/Assistant Treasurer of Founders CBO
                                                  Corporation; Senior Vice President/Corporate Controller of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson                               Senior Vice President/Human Resources of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers and Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                                  Delvoy, Inc., Delaware Management Company, Inc., Delaware Management Business
                                                  Trust, Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                                  Retirement Financial Services, Inc., Delaware Management Trust Company,
                                                  Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware General
                                                  Management, Inc., Lincoln National Investment Companies, Inc. and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                               Senior Vice President/Secretary/Deputy General Counsel of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Cash Management,
                                                  Delaware Lincoln Investment Advisers and Vantage Investment Advisers (each a series of Delaware Management Business Trust),  Delaware Management Holdings,
                                                  Inc., DMH Corp., Delvoy, Inc., Delaware Management Company, Inc., Delaware
                                                  Management Business Trust, Delaware Service Company, Inc., Delaware Capital
                                                  Management, Inc., Retirement Financial Services, Inc., Founders Holdings,
                                                  Inc., Delaware General Management, Inc., Lincoln National Investment
                                                  Companies, Inc. and of each fund in the Delaware Investments family Senior
                                                  Vice President/
                                                  Secretary/General Counsel of Delaware Distributors, Inc., Delaware
                                                  Distributors, L.P., Senior Vice President/Deputy General Counsel/Assistant
                                                  Secretary, Delaware International Holdings Ltd., and Secretary of Founders CBO
                                                  Corporation

                                                  General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                                  Philadelphia, PA.
------------------------------------------------------------------------------------------------------------------------------------
John J. O'Connor                                  Senior Vice President/Investment Accounting of Delaware Management Company,
                                                  Delaware Investment Advisers and Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust), Delaware Service Company, Inc.
                                                  and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Paul M. Ross                                      Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers and Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
James L. Shields                                  Senior Vice President/Chief Information Officer of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers
                                                  and Vantage Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Service Company, Inc., Delaware Capital Management Company,
                                                  Inc., Retirement Financial Services, Inc., and Delaware Distributors, L.P.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Frank M. Staves                                   Senior Vice President/Client Services of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Gary T. Abrams                                    Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Christopher S. Adams                              Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Peter C. Andersen (4)                             Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers and Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware
                                                  Investments family
------------------------------------------------------------------------------------------------------------------------------------
Damon J. Andres                                   Vice President/Portfolio Manager of Delaware Management Company and  Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Robert L. Arnold                                  Vice President/Senior Portfolio Manager of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and of each fund in the Delaware
                                                  Investments family
------------------------------------------------------------------------------------------------------------------------------------
Marshall T. Bassett                               Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Joseph Baxter (5)                                 Vice President/Senior Municipal Bond Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------------------------------------------------------------------------------------------
Christopher S. Beck                               Vice President/Senior Portfolio Manager of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and of each fund in the Delaware
                                                  Investments family

                                                  Trustee of New Castle County Pension Board since October 1992, Wilmington, DE
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Biester                                Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers and Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Vincent A. Brancaccio                             Vice President/Senior Equity Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------------------------------------------------------------------------------------------
Ryan K. Brist (6)                                 Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Buckley                                Vice President/Portfolio Manager/Senior Municipal Bond Analyst of Delaware
                                                  Management Company and Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
MaryEllen M. Carrozza                             Vice President/Client Services of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware General Management, Inc. and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Stephen R. Cianci                                 Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Donald M. Cobin (7)                               Vice President/Director of Research of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Mitchell L. Conery                                Vice President/Senior Portfolio Manager of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
David F. Connor (8)                               Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                                  Management and Delaware Lincoln Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Management Business Trust, Delaware
                                                  Management Holdings, Inc., DMH Corp., Delvoy, Inc., Delaware Management
                                                  Company, Inc., Delaware Service Company, Inc., Delaware Capital Management,
                                                  Inc., Delaware Management Trust Company, Delaware Distributors, Inc., Delaware
                                                  Distributors, L.P., Retirement Financial Services, Inc., Lincoln National
                                                  Investment Companies, Inc. and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Nancy M. Crouse                                   Vice President/Senior Portfolio Manager of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and of each fund in the Delaware Investment family
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Dugan                                  Vice President/Client Services of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                                  Vice President/Taxation of Delaware Management Company, Delaware Investment
                                                  Advisers, Delaware Lincoln Cash Management, Delaware Lincoln Investment
                                                  Advisers and Vantage Investment Advisers (each a series of Delaware Management
                                                  Business Trust), Delaware Management Holdings, Inc., DMH Corp., Delvoy, Inc.,
                                                  Delaware Management Company, Inc., Delaware Management Business Trust,
                                                  Delaware Service Company, Inc., Delaware Capital Management, Inc., Retirement
                                                  Financial Services, Inc., Delaware Distributors, Inc., Delaware Distributors,
                                                  L.P., Founders Holdings, Inc., Founders CBO Corporation; Delaware General
                                                  Management, Inc., Lincoln National Investment Companies, Inc. and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Phoebe W. Figland                                 Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and of
                                                  each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Joseph Fiorilla                                   Vice President/Trading Operations of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers  (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Fish                                   Vice President/Senior Equity Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------------------------------------------------------------------------------------------
James A. Furgele                                  Vice President/Investment Accounting of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Service Company, Inc. and of each fund in the Delaware
                                                  Investments family
------------------------------------------------------------------------------------------------------------------------------------
Stuart M. George                                  Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Andrea Giles                                      Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Ginsberg                                Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Barry Gladstein                                   Vice President/Equity Analyst of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Paul Grillo                                       Vice President/Senior Portfolio Manager of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments family
------------------------------------------------------------------------------------------------------------------------------------
Brian T. Hannon                                   Vice President/Equity Analyst of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
John A. Heffern                                   Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Francis J. Houghton, Jr. (9)                      Vice President/Senior Portfolio Manager of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust); Delaware General Management, Inc. and of each fund in the Delaware
                                                  Investments family
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth H. Howell                               Vice President/Senior Portfolio Manager of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Christian Hyldahl (10)                            Vice President/Senior Equity Analyst of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey W. Hynoski                                Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Cynthia Isom                                      Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
John B. Jares (11)                                Vice President/Senior Portfolio Manager of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Audrey E. Kohart                                  Vice President/Assistant Controller, Corporate Accounting of Delaware
                                                  Management Company and Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Steven T. Lampe                                   Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Kevin S. Lee                                      Vice President/Assistant Controller of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers and Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delvoy, Inc., Delaware Management Company, Inc.,
                                                  Delaware Management Trust Company, Delaware Management Business Trust,
                                                  Delaware Service Company, Inc., Delaware Capital Management, Inc., Retirement
                                                  Financial Services, Inc., Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware General Management, Inc., Delaware Management Holdings, Inc.,
                                                  DMH Corp. and Lincoln National Investment Companies, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
SooHee Lee                                        Vice President/Client Services of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Michael E. Leverone (12)                          Vice President/Client Services of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin                                     Vice President/Assistant Secretary/Associate General Counsel of Delaware
                                                  Management Company, Delaware Investment Advisers and Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Service Company, Inc., Delaware Capital Management, Inc., Retirement
                                                  Financial Services, Inc., Delaware Management Trust Company, Delaware
                                                  Distributors, L.P. and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Francis X. Morris                                 Vice President/Senior Portfolio Manager of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and of each fund in the Delaware
                                                  Investments family
------------------------------------------------------------------------------------------------------------------------------------
Michael Morris (13)                               Vice President/Senior Equity Analyst of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Norton, Jr.                             Vice President/Equity Analyst of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. O'Brien (14)                           Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers and Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
David P. O'Connor                                 Vice President/Assistant Secretary/Associate General Counsel of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                                  Management, Delaware Lincoln Investment Advisers and Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., Delvoy, Inc., Delaware Service Company, Inc.;
                                                  Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                                  Delaware Distributors, L.P., DMH Corp., Delaware Management Company, Inc.,
                                                  Delaware Management Business Trust, Lincoln National Investment Companies,
                                                  Inc. and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Tim Rabe (15)                                     Vice President/High-Yield Trader of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Richard Salus                                     Vice President/Assistant Controller of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers and Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delvoy, Inc., Delaware Management Company, Inc.,
                                                  Delaware Management Trust Company, Delaware Management Business Trust,
                                                  Delaware Service Company, Inc., Delaware Capital Management, Inc., Retirement
                                                  Financial Services, Inc., Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware International Holdings Ltd., Delaware General Management, Inc.,
                                                  Delaware Management Holdings, Inc., DMH Corp. and Lincoln National Investment
                                                  Companies, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Robert D. Schwartz (16)                           Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware General Management, Inc. and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
Richard D. Seidel                                 Vice President/Assistant Controller/Manager, Payroll of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Cash Management,
                                                  Delaware Lincoln Investment Advisers and Vantage Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart                                Vice President/Facilities & Administrative Services of Delaware Management
                                                  Company, Delaware Investment Advisers and Delaware Lincoln Investment
                                                  Advisers, (each a series of Delaware Management Business Trust), Delaware
                                                  Service Company, Inc., Delaware Distributors, L.P. and Delaware Distributors,
                                                  Inc.
------------------------------------------------------------------------------------------------------------------------------------
Ward W. Tatge (17)                                Vice President/Senior Research Analyst of Delaware Management Company,
                                                  Delaware Investment Advisers and Delaware Lincoln Investment Advisers, (each a series of Delaware Management Business Trust) and of each fund in the Delaware
                                                  Investments family
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Trotman                                 Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Lori P. Wachs                                     Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Laura Wagner                                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and of
                                                  each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
James J. Wright (18)                              Vice President/Senior Equity Analyst of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and of each fund in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

*Business Address is One Commerce Square, Philadelphia, PA 19103.

------------------------------------------------------------------------------------------------------------------------------------
(1)    PRESIDENT, CHIEF OPERATING OFFICER AND DIRECTOR, United Asset Management, Boston, MA March 1998-January 2000.
(2)    PRESIDENT, DIRECTOR OF MARKETING AND SENIOR PORTFOLIO MANAGER, Marvin & Palmer Associates, Wilmington, DE 1996-1998.
(3)    SENIOR VICE PRESIDENT AND DIRECTOR, Conseco Capital Management, Indianapolis, IN, June 1998 to August 2000.
(4)    PORTFOLIO MANAGER Conseco Capital Management, Indianapolis, IN, December 1997-July 2000.
(5)    VICE PRESIDENT/PORTFOLIO MANAGER, First Union National Bank, Philadelphia, PA, May 1982-August 1999.
(6)    SENIOR TRADER/CORPORATE SPECIALIST, Conseco Capital Management, Indianapolis, IN, August 1995-August 2000.
(7)    ASSISTANT VICE PRESIDENT/SENIOR SECURITIES ANALYST, Conseco Capital Management, Indianapolis, IN, 1997 to August 2000.
(8)    ASSISTANT GENERAL COUNSEL, Prudential Investments, Newark, NJ, March 1998-July 2000.
(9)    PRESIDENT AND PORTFOLIO MANAGER, Lynch and Mayer, Inc., New York, NY January 1990-February 2000.
(10)   REGIONAL CONSULTANT/SUMMER INTERN, Merrill Lynch, Los Angeles, CA, 1994-1997. STUDENT 1994-1999.
(11)   VICE PRESIDENT/PORTFOLIO MANAGER, Berger Funds, LLC, Denver, CO, 1997-February 2000.
(12)   VICE PRESIDENT, State Street Bank, Boston, MA, August 1996-February 2000.
(13)   FINANCIAL ANALYST, Walnut Street Association, Wyomissing, PA, December 1998-June 1999.
(14)   ANALYST, Schneider Capital Management, Wayne, PA, January 1997-January 1999. SENIOR ANALYST, Prudential Insurance Company,
       Newark, NJ, February 1999-May 2000.
(15)   PORTFOLIO MANAGER, Conseco Capital Management, Indianapolis, IN, June 1996-July2000.
(16)   VICE PRESIDENT, Lynch and Mayer, Inc., New York, NY, February 1993 to February 2000.
(17)   HIGH-YIELD ANALYST, Credit Suisse First Boston, 1997 to 1998. HIGH-YIELD ANALYST, Conseco Capital Management,
       Indianapolis, IN 1999 to 2000.
(18)   MANAGING DIRECTOR/RESEARCH, Schuylkill Capital Management, Philadelphia, PA, 1997-May 2000.
------------------------------------------------------------------------------------------------------------------------------------

Item 27.       Principal Underwriters.

       (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

       (b)(1) Information with respect to each director, officer or partner of principal underwriter:


------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------------------------------------------------------------------------------------------------------
Delaware Distributors, Inc.                   General Partner                              None
------------------------------------------------------------------------------------------------------------------------------------
Delaware Investment Advisers                  Limited Partner                              None
------------------------------------------------------------------------------------------------------------------------------------
Delaware Capital Management, Inc.             Limited Partner                              None
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery                           President/Chief Executive Officer            Executive Vice President/General
                                                                                           Counsel/Chief Administrative Officer
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes                               Executive Vice President/Chief Operating     President/Chief Executive Officer/Chief
                                              Officer/Chief Financial Officer              Financial Officer
------------------------------------------------------------------------------------------------------------------------------------
Diane M. Anderson                             Senior Vice President/Retirement Operations  None
------------------------------------------------------------------------------------------------------------------------------------
Douglas L. Anderson                           Senior Vice President/Operations             None
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                             Senior Vice President/Investment Accounting  Senior Vice President/Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley                              Senior Vice President/Compliance Director    Senior Vice President/Compliance Director
-----------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                            Senior Vice President/Treasurer/ Corporate   Senior Vice President/Corporate
                                              Controller                                   Controller
------------------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson                           Senior Vice President/Human Resources        Senior Vice President/Human Resources
------------------------------------------------------------------------------------------------------------------------------------
Karina J. Istvan                              Senior Vice President/Retail Product         None
                                              Management
------------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                           Senior Vice President/General                Senior Vice President/Deputy General
                                              Counsel/Secretary                            Counsel/ Secretary
------------------------------------------------------------------------------------------------------------------------------------
Stephen C. Nell                               Senior Vice President/National Retirement    None
                                              Sales
------------------------------------------------------------------------------------------------------------------------------------
James L. Shields                              Senior Vice President/Chief Information      None
                                              Officer
------------------------------------------------------------------------------------------------------------------------------------
Elisa C. Colkitt                              Vice President/Broker Dealer Operations &    None
                                              Service Support
------------------------------------------------------------------------------------------------------------------------------------
David F. Connor                               Vice President/Deputy General                Vice President/Deputy General
                                              Counsel/Assistant Secretary                  Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                              Vice President/Taxation                      Vice President/Taxation
------------------------------------------------------------------------------------------------------------------------------------
Susan T. Friestedt                            Vice President/Retirement Services           None
------------------------------------------------------------------------------------------------------------------------------------
Dinah J. Huntoon                              Vice President/Product Manager, Equities     None
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey M. Kellogg                            Vice President/Product Manager,              None
                                              Fixed-Income & International
------------------------------------------------------------------------------------------------------------------------------------
Keven S. Lee                                  Vice President/Assistant Controller          None
------------------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin                                 Vice President/Associate General             Vice President/Associate General
                                              Counsel/Assistant Secretary                  Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
Nancy Nawn                                    Vice President/Senior Wrap Product Manager   None
------------------------------------------------------------------------------------------------------------------------------------
David P. O'Connor                             Vice President/Associate General             Vice President/Associate General
                                              Counsel/Assistant Secretary                  Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
Robinder Pal                                  Vice President/Retail e-Business             None
------------------------------------------------------------------------------------------------------------------------------------
Richard  Salus                                Vice President/Assistant Controller         None
----------------------------------------------------------------------------------------- ------------------------------------------
Gordon E. Searles                             Vice President/Client Services               None
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart                            Vice President/Facilities & Administrative   None
                                              Services
------------------------------------------------------------------------------------------------------------------------------------
James R. Van Deventer                         Vice President/Defined Contribution Sales-   None
                                              South
------------------------------------------------------------------------------------------------------------------------------------
Julia R. Vander Els                           Vice President/Retirement Plan               None
                                              Communications
------------------------------------------------------------------------------------------------------------------------------------


* Business address of each is One Commerce Square, Philadelphia, PA 19103.

        (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary distributor for all the mutual funds in the Delaware Investments family.

        (b)(2)  Information with respect to each officer or partner of LFD:

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*          Positions and Offices with LFD               Positions and Offices with Registrant
------------------------------------------------------------------------------------------------------------------------------------
Westley V. Thompson*                          Chief Executive Officer                      None
------------------------------------------------------------------------------------------------------------------------------------
Bruce D. Barton**                             Independent Planners & Insurance Head        None
------------------------------------------------------------------------------------------------------------------------------------
Stanley E. Brallier*                          Corporate Specialty Markets Head             None
------------------------------------------------------------------------------------------------------------------------------------
Charles J. Cavanaugh**                        Vice President Marketing & Communications    None
------------------------------------------------------------------------------------------------------------------------------------
Phillip Holstein****                          Bank Channel Head                            None
------------------------------------------------------------------------------------------------------------------------------------
David M. Kittredge*                           Vice President Business Development &        None
                                              Operations
------------------------------------------------------------------------------------------------------------------------------------
William Lamoin*                               Chief Information Officer (interim)          None
------------------------------------------------------------------------------------------------------------------------------------
Stephen W. Long**                             Wirehouse & Regional Head                    None
------------------------------------------------------------------------------------------------------------------------------------
Karen R. Matheson**                           Chief Financial Officer                      None
------------------------------------------------------------------------------------------------------------------------------------
Charles Schuhmann***                          Sales Vice President                         None
------------------------------------------------------------------------------------------------------------------------------------
Gregory W. Zabel*                             MGA Channel Head                             None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   *350 Church Street, Hartford, CT 06103-1106.
  **1818 Market Street, 18th Floor, Philadelphia, PA 19103.
 ***201 East Sandpointe-Suite 830, Santa Ana, CA 92707
****The Quays, 101-105 Oxford Road, Uxbridge, Middlesex, UB81LU, United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------

        (c)      Not Applicable.

Item 28.     Location of Accounts and Records.

             All accounts and records are maintained in Philadelphia at One Commerce Square, Philadelphia, PA 19103.

Item 29.     Management Services.  None.

Item 30.     Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 26th day of June, 2001.

                                         DELAWARE GROUP TAX-FREE MONEY FUND

                                         By   /s/Charles E. Haldeman, Jr.
                                              ----------------------------------
                                              Charles E. Haldeman, Jr.
                                              Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                Title                                         Date
---------------------------------------      -----------------------------------                 -----------------
/s/David K. Downes                           President/Chief Executive Officer/                  June 26, 2001
---------------------------------------      Chief Financial Officer (Principal
David K. Downes                              Executive Officer and Principal
                                             Accounting Officer) and Trustee

/s/Charles E. Haldeman, Jr.                  Chairman and Trustee                                June 26, 2001
-------------------------------------
Charles E. Haldeman, Jr.

/s/Walter P. Babich                   *      Trustee                                             June 26, 2001
---------------------------------------
Walter P. Babich

/s/John H. Durham                     *      Trustee                                             June 26, 2001
---------------------------------------
John H. Durham

/s/John A. Fry                        *      Trustee                                             June 26, 2001
---------------------------------------
John A. Fry

/s/Anthony D. Knerr                   *      Trustee                                             June 26, 2001
---------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                       *      Trustee                                             June 26, 2001
---------------------------------------
Ann R. Leven

/s/Thomas F. Madison                  *      Trustee                                             June 26, 2001
---------------------------------------
Thomas F. Madison

/s/Janet L. Yeomans                   *      Trustee                                             June 26, 2001
---------------------------------------
Janet L. Yeomans

                                        * By: /s/Charles E. Haldeman, Jr.
                                              ----------------------------
                                                 Charles E. Haldeman, Jr.
                                                 as Attorney-in-Fact for
                                                 each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A







             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS



Exhibit No.                             Exhibit
-----------                             -------

EX-99.E1                                Form of Distribution Agreement between the Trust and Delaware
                                        Distributors, L.P.

EX-99.E2                                Form of Financial Intermediary Distribution Agreement (January 1, 2001)
                                        between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc.
                                        on behalf of the Registrant

EX-99.E4                                Dealer's Agreement

EX-99.G                                 Executed Custodian Agreement (May 1, 1996) with The Chase Manhattan
                                        Bank and the Registrant

EX-99.H1                                Form of Shareholders Services Agreement (April 2001)

EX-99.H2I                               Executed Amendment No. 23 (September 5, 2000) to Delaware Investments
                                        Family of Funds Fund Accounting Agreement

EX-99.J                                 Consent of Auditors

EX-99.M                                 Form of Rule 12b-1 Plan for the Consultant Class of Shares

EX-99.N                                 Plan under Rule 18f-3

EX-99.P2                                Code of Ethics for Lincoln Financial Distributors, Inc.

EX-99.Q                                 Trustees' Power of Attorney